UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04161

Jefferson Pilot Variable Fund, Inc.
(Exact name of registrant as specified in charter)

One Granite Place, Concord, NH 03301
(Address of principal executive offices)

Craig Moreshead, Secretary
Jefferson Pilot Variable Fund, Inc.
One Granite Place, Concord, NH 03301
(Name and address of agent for service)

Registrant's telephone number, including area code: 603-226-5706

Date of fiscal year end: 12/31/05

Date of reporting period: 03/31/05

Item 1. Schedule of Investments

SCHEDULE OF INVESTMENTS (UNAUDITED)
JEFFERSON PILOT VARIABLE FUND, INC.
CAPITAL GROWTH PORTFOLIO
MARCH 31, 2005

	Shares	Market Value

COMMON STOCK 97.71%
Advertising 2.05%
Omnicom Group, Inc.	39,260	$3,475,295

Aerospace & Defense 2.58%
Boeing Co., The	28,920	1,690,663
General Dynamics Corp.	25,080	2,684,814
		4,375,477
Automotive Parts & Equipment 0.94%
Johnson Controls, Inc.	28,440	1,585,814

Banking 1.07%
Golden West Financial Corp.	29,990	1,814,395

Broadcasting 4.37%
Comcast Corp., Class A Special *	68,070	2,273,538
XM Satellite Radio Holdings, Inc. *	163,210	5,141,115
		7,414,653
Building Construction 1.04%
Lennar Corp.	31,190	1,767,849

Commercial Services 1.05%
Moody's Corp.	22,060	1,783,772

Computer Equipment & Services 10.84%
CDW Corp.	82,270	4,663,064
Dell, Inc. *	178,190	6,846,060
First Data Corp.	69,470	2,730,866
Lexmark International, Inc. *	51,750	4,138,448
		18,378,438
Computer Network 2.55%
Cisco Systems, Inc. *	241,440	4,319,362

Computer Software 4.31%
Microsoft Corp.	163,430	3,950,103
Pixar, Inc. *	34,460	3,361,573
		7,311,676
Diversified Operations 4.07%
General Electric Co.	191,220	6,895,393

Educational Services 4.93%
Apollo Group, Inc. *	112,730	8,348,783

Entertainment & Leisure 4.60%
Electronic Arts, Inc. *	150,535	7,794,702

Financial Services 7.46%
Accenture, Ltd. *	65,930	1,592,210
Capital One Financial Corp.	37,630	2,813,595
Countrywide Financial Corp.	253,830	8,239,322
		12,645,127
Insurance 4.15%
Aetna, Inc.	44,060	3,302,297
Progressive Corp., The	20,360	1,868,234
WellPoint, Inc. *	14,840	1,860,194
		7,030,725
Internet Services 7.05%
Google, Inc. *	20,410	3,684,209
Yahoo!, Inc. *	243,990	8,271,261
		11,955,470
Lodging 0.71%
Starwood Hotels & Resorts Worldwide, Inc.	20,100	1,206,603

Manufacturing 1.75%
Danaher Corp.	55,590	2,969,062

Medical - Biotechnology 0.86%
Genzyme Corp. *	25,330	1,449,889

Medical Products 3.56%
Medtronic, Inc.	118,605	6,042,925

Oil & Gas - Integrated 3.37%
Petro-Canada	71,890	4,159,555
Petroleo Brasilieiro, SA, ADR	35,370	1,562,647
		5,722,202
Oil & Gas Services & Equipment 1.05%
Halliburton Co.	41,240	1,783,630

Pharmaceutical 14.07%
Abbott Laboratories	91,340	4,258,271
AstraZeneca, PLC, ADR	185,980	7,351,789
Eli Lilly & Co.	49,160	2,561,236
Forest Laboratories, Inc. *	59,120	2,184,484
Gilead Sciences, Inc. *	55,880	2,000,504
Sanofi-Aventis, ADR	48,230	2,042,058
Schering-Plough Corp.	190,910	3,465,017
		23,863,359
Retail - Internet 3.07%
eBay, Inc. *	139,540	5,199,260

Retail Stores 2.22%
Abercrombie & Fitch Co.	21,380	1,223,791
PETsMART, Inc.	88,450	2,542,938
		3,766,729
Telecommunications - Equipment & Services 2.01%
Research In Motion, Ltd. *	44,670	3,413,681

Telecommunications - Wireless 0.93%
America Movil, SA de CV, Series L, ADR	30,700	1,584,120

Textiles & Apparel 1.05%
Coach, Inc. *	31,480	1,782,712

TOTAL COMMON STOCK (Cost $164,251,327)		165,681,103

TOTAL INVESTMENTS (Cost $164,251,327)	97.71%	165,681,103
OTHER ASSETS, LESS LIABILITIES	2.29%	3,876,489

TOTAL NET ASSETS	100.00%	$169,557,592

LEGEND
* Non-income producing security.
ADR - American Depositary Receipt
PLC - Public Limited Company

See notes to schedule of investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JEFFERSON PILOT VARIABLE FUND, INC.
GROWTH PORTFOLIO
MARCH 31, 2005

	Shares	Market Value

COMMON STOCK 98.87%
Advertising 0.75%
Monster Worldwide, Inc. *	10,440	$292,842

Agricultural Operations 1.75%
Archer-Daniels-Midland Co.	11,050	271,609
Monsanto Co.	6,340	408,930
		680,539
Banking 5.95%
Bank of America Corp.	17,350	765,135
Citigroup, Inc.	22,800	1,024,629
Northern Trust Corp.	12,190	529,534
		2,319,298
Beverages 2.72%
Brown-Forman Corp., Class B	1,770	96,908
PepsiCo, Inc.	18,160	963,025
		1,059,933
Broadcasting 1.02%
Comcast Corp. *	11,720	395,902

Chemicals 0.88%
Lyondell Chemical Co.	12,280	342,858

Commercial Services 2.82%
Alliance Data Systems Corp. *	8,230	332,492
Paychex, Inc.	23,390	767,660
		1,100,152
Computer Equipment & Services 6.51%
Apple Computer, Inc. *	10,510	437,952
Automatic Data Processing, Inc.	12,960	582,552
CDW Corp.	4,740	268,663
CheckFree Corp. *	9,920	404,339
Dell, Inc. *	11,970	459,887
EMC Corp. *	31,090	383,029
		2,536,422
Computer Information & Technology 0.75%
Cognizant Technology Solutions Corp. *	6,290	290,598

Computer Software 3.45%
Microsoft Corp.	38,930	940,938
Oracle Corp. *	32,330	403,478
		1,344,416
Cosmetics & Personal Care 0.77%
Colgate-Palmolive Co.	5,760	300,499

Diversified Operations 2.51%
General Electric Co.	27,060	975,784

Electronic Components 1.20%
Xilinx, Inc.	16,050	469,142

Electronics - Semiconductors 7.19%
Applied Materials, Inc. *	31,420	510,575
Intel Corp.	29,180	677,851
KLA-Tencor Corp. *	8,270	380,503
Lam Research Corp. *	9,380	270,707
Marvell Technology Group, Ltd. *	9,480	363,463
Texas Instruments, Inc.	23,470	598,250
		2,801,349
Entertainment & Leisure 1.71%
International Game Technology	9,720	259,135
MGM Mirage *	5,760	407,923
		667,058
Financial Services 9.05%
American Express Co.	7,720	396,576
Goldman Sachs Group, Inc., The	8,110	892,019
Morgan Stanley	15,590	892,528
Prudential Financial, Inc.	10,320	592,368
T. Rowe Price Group, Inc.	12,660	751,751
		3,525,242
Food Service & Restaurants 1.60%
Sysco Corp.	8,470	303,226
Yum! Brands, Inc.	6,200	321,222
		624,448
Healthcare 0.57%
HCA, Inc.	4,130	221,244

Household Products 1.93%
Procter & Gamble Co., The	14,220	753,660

Human Resources 0.48%
Robert Half International, Inc.	6,930	186,833

Insurance 2.34%
Aetna, Inc.	3,300	247,335
Medco Health Solutions, Inc. *	7,050	349,469
WellPoint, Inc. *	2,500	313,375
		910,179
Internet Services 4.73%
Google, Inc. *	3,700	667,887
VeriSign, Inc. *	11,060	317,422
Yahoo!, Inc. *	25,230	855,297
		1,840,606
Lodging 1.13%
Marriott International, Inc.	6,580	439,939

Manufacturing 3.16%
Danaher Corp.	7,320	390,961
Rockwell Automation, Inc.	6,070	343,805
Tyco International, Ltd.	14,650	495,170
		1,229,936
Medical - Biotechnology 0.69%
Amgen, Inc. *	4,610	268,348

Medical Products 4.85%
C. R. Bard, Inc.	2,570	174,966
Fisher Scientific International, Inc. *	5,080	289,154
Johnson & Johnson	13,330	895,243
St. Jude Medical, Inc. *	9,520	342,720
Zimmer Holdings, Inc. *	2,410	187,522
		1,889,605
Mining & Metals - Ferrous & Nonferrous 1.77%
Peabody Energy Corp.	8,540	395,914
United States Steel Corp.	5,770	293,405
		689,319
Mining & Metals - Precious 0.65%
Companhia Vale do Rio Doce, (CVRD), ADR	8,020	253,512

Motor Vehicle Manufacturing 0.68%
Harley-Davidson, Inc.	4,560	263,386

Oil & Gas - Distribution & Marketing 1.88%
Kinder Morgan, Inc.	4,570	345,949
Tidewater, Inc.	4,460	173,316
Valero Energy Corp.	2,930	214,681
		733,946
Oil & Gas - Integrated 3.59%
ConocoPhillips	4,400	474,496
Questar Corp.	5,920	350,760
Southwestern Energy Co. *	5,890	334,316
Williams Companies, Inc., The	12,730	239,451
		1,399,023
Oil & Gas Producers 4.13%
Apache Corp.	4,840	296,353
Noble Corp.	9,710	545,799
Ultra Petroleum Corp. *	5,780	293,624
XTO Energy, Inc.	14,360	471,582
		1,607,358
Oil & Gas Services & Equipment 0.85%
National Oilwell Varco, Inc. *	7,060	329,702

Pharmaceutical 4.43%
Caremark Rx, Inc. *	9,580	381,092
Gilead Sciences, Inc. *	14,290	511,582
Pfizer, Inc.	31,660	831,708
		1,724,382
Railroad 0.70%
Burlington Northern Sante Fe Corp.	5,020	270,729

Retail - Internet 1.14%
eBay, Inc. *	11,940	444,884

Retail Stores 3.42%
Chico's FAS, Inc. *	9,180	259,427
Starbucks Corp. *	6,000	309,960
Wal-Mart Stores, Inc.	9,750	488,573
Whole Foods Market, Inc.	2,690	274,730
		1,332,690
Telecommunications - Equipment & Services 0.79%
QUALCOMM, Inc.	8,410	308,227

Telecommunications - Wireless 1.98%
America Movil, SA de CV, Series L, ADR	11,860	611,976
NII Holdings, Inc., Class B *	2,760	158,700
		770,676
Textiles & Apparel 0.69%
Coach, Inc. *	4,770	270,125

Transportation 0.73%
C.H. Robinson Worldwide, Inc.	5,490	282,900

Utilities - Electric & Gas 0.93%
AES Corp., The *	22,230	364,127

TOTAL COMMON STOCK (Cost $34,308,201)		38,511,818

TOTAL INVESTMENTS (Cost $34,308,201)	98.87%	38,511,818
OTHER ASSETS, LESS LIABILITIES	1.13%	438,567

TOTAL NET ASSETS	100.00%	$38,950,385

LEGEND
* Non-income producing security.
ADR - American Depositary Receipt

See notes to schedule of investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JEFFERSON PILOT VARIABLE FUND, INC.
STRATEGIC GROWTH PORTFOLIO
MARCH 31, 2005

	Shares	Market Value

COMMON STOCK 98.41%
Banking 9.39%
Anglo Irish Bank Corporation, PLC	16,400	$411,385
Citigroup, Inc.	63,450	2,851,443
Credit Suisse Group *	8,500	366,201
Mellon Financial Corp.	14,360	409,834
Northern Trust Corp.	13,200	573,408
State Street Corp.	31,900	1,394,668
U.S. Bancorp	25,000	720,500
UBS, AG	14,500	1,228,710
		7,956,149
Beverages 0.88%
Coca-Cola Co., The	10,600	441,702
PepsiCo, Inc.	5,720	303,332
		745,034
Broadcasting 4.64%
Comcast Corp., Class A Special *	33,010	1,102,534
EchoStar Communications Corp.	16,070	470,048
IAC/InterActiveCorp *	19,480	433,820
Liberty Media Corp.	138,400	1,435,208
Univision Communications, Inc. *	17,650	488,729
		3,930,339
Commercial Services 1.12%
Cendant Corp.	46,100	946,894

Computer Equipment & Services 5.76%
Affiliated Computer Services, Inc. *	21,020	1,119,105
Automatic Data Processing, Inc.	11,500	516,925
Dell, Inc. *	40,510	1,556,394
EMC Corp. *	27,300	336,336
First Data Corp.	15,180	596,726
Fiserv, Inc. *	18,840	749,832
		4,875,318
Computer Network 0.95%
Cisco Systems, Inc. *	26,800	479,452
Juniper Networks, Inc. *	14,900	328,694
		808,146
Computer Software 5.94%
Adobe Systems, Inc.	5,400	362,718
Intuit, Inc. *	11,800	516,486
Mercury Interactive Corp. *	8,100	383,778
Microsoft Corp.	105,620	2,552,833
Oracle Corp. *	52,800	658,944
Red Hat, Inc. *	23,700	258,567
Symantec Corp. *	14,200	302,886
		5,036,212
Cosmetics & Personal Care 0.60%
Gillette Co., The	10,000	504,800

Delivery & Freight Services 0.53%
United Parcel Service, Inc., Class B	6,220	452,443

Diversified Operations 2.72%
General Electric Co.	63,910	2,304,595

Educational Services 1.04%
Apollo Group, Inc. *	11,900	881,314

Electronic Components 1.20%
Maxim Integrated Products, Inc.	9,950	406,657
Xilinx, Inc.	20,800	607,984
		1,014,641
Electronics 0.72%
Samsung Electronics Company, Ltd.	1,230	608,035

Electronics - Semiconductors 3.51%
Analog Devices, Inc.	24,170	873,504
ASML Holding, NV *	27,300	462,333
Intel Corp.	58,700	1,363,601
Texas Instruments, Inc.	10,700	272,743
		2,972,181
Entertainment & Leisure 2.90%
Carnival Corp.	19,000	984,390
E.W. Scripps Co., The	10,440	508,950
International Game Technology	28,300	754,478
MGM Mirage *	3,000	212,460
		2,460,278
Financial Services 6.27%
Accenture, Ltd. *	45,150	1,090,373
American Express Co.	19,800	1,017,126
Ameritrade Holding Corp. *	43,400	443,114
Charles Schwab Corp., The	39,200	411,992
Countrywide Financial Corp.	6,500	210,990
Goldman Sachs Group, Inc., The	4,200	461,958
Merrill Lynch & Company, Inc.	15,270	864,282
SLM Corp.	16,270	810,897
		5,310,732
Food Service & Restaurants 1.03%
Compass Group, PLC	57,100	260,575
Sysco Corp.	17,020	609,316
		869,891
Healthcare 2.70%
UnitedHealth Group, Inc.	24,000	2,289,120

Insurance 6.43%
Ace, Ltd.	10,860	448,192
American International Group, Inc.	34,200	1,895,022
Genworth Financial, Inc.	8,800	242,176
Hartford Financial Services Group, Inc., The	13,900	952,984
Marsh & McLennan Companies, Inc.	11,400	346,788
WellPoint, Inc. *	12,480	1,564,368
		5,449,530
Internet Services 1.20%
Google, Inc. *	900	162,459
Yahoo!, Inc. *	25,260	856,314
		1,018,773
Machinery 0.80%
Deere & Co.	10,100	678,013

Manufacturing 4.48%
Corning, Inc. *	81,500	907,095
Danaher Corp.	27,620	1,475,184
Tyco International, Ltd.	41,800	1,412,840
		3,795,119
Medical - Biotechnology 1.81%
Amgen, Inc. *	18,400	1,071,064
Biogen Idec, Inc. *	3,300	113,883
Genentech, Inc. *	6,100	345,321
		1,530,268
Medical Products 2.98%
Biomet, Inc.	10,600	384,780
Johnson & Johnson	13,730	922,107
Medtronic, Inc.	17,100	871,245
Stryker Corp.	7,800	347,958
		2,526,090
Mining & Metals - Ferrous & Nonferrous 2.16%
BHP Billiton, Ltd.	64,300	888,869
Nucor Corp.	3,500	201,460
Rio Tinto, PLC	22,800	737,166
		1,827,495
Motor Vehicle Manufacturing 0.54%
Harley-Davidson, Inc.	7,880	455,149

Multimedia 2.93%
News Corporation, Inc., Class A	58,700	993,204
Time Warner, Inc. *	45,400	796,770
Viacom, Inc., Class B	20,010	696,948
		2,486,922
Oil & Gas - Integrated 2.32%
ChevronTexaco Corp.	15,000	874,650
Exxon Mobil Corp.	18,300	1,090,680
		1,965,330
Oil & Gas Services & Equipment 2.40%
Baker Hughes, Inc.	23,630	1,051,299
Schlumberger, Ltd.	14,000	986,720
		2,038,019
Pharmaceutical 2.89%
Elan Corporation, PLC, ADR *	14,300	46,332
Forest Laboratories, Inc. *	3,120	115,284
Gilead Sciences, Inc. *	18,400	658,720
Pfizer, Inc.	26,840	705,087
Teva Pharmaceutical Industries, Ltd., ADR	13,000	403,000
Wyeth	12,400	523,032
		2,451,455
Retail - Internet 0.45%
eBay, Inc. *	10,200	380,052

Retail Stores 9.69%
Best Buy Company, Inc.	15,100	815,551
Family Dollar Stores, Inc.	12,500	379,500
Home Depot, Inc., The	23,800	910,112
Industria de Diseno Textil, SA (Inditex)	13,800	413,785
Kingfisher, PLC	36,800	200,794
Kohl's Corp. *	16,600	857,058
PETsMART, Inc.	13,000	373,750
Target Corp.	24,960	1,248,499
Walgreen Co.	17,370	771,575
Wal-Mart de Mexico, SA de CV, Series V, ADR	5,200	182,301
Wal-Mart de Mexico, SA de CV, Series V *	48,000	168,278
Wal-Mart Stores, Inc.	37,710	1,889,648
		8,210,851
Telecommunications - Equipment & Services 1.44%
Nokia Oyj	27,700	430,585
QUALCOMM, Inc.	10,600	388,490
Research In Motion, Ltd. *	5,200	397,384
		1,216,459
Telecommunications - Integrated 0.67%
Sprint Corp.	24,800	564,200

Telecommunications - Wireless 2.56%
America Movil, SA de CV, Series L, ADR	8,100	417,960
Crown Castle International Corp. *	24,800	398,288
Nextel Communications, Inc. *	20,700	588,294
Vodafone Group, PLC, ADR	11,086	294,444
Vodafone Group, PLC	175,500	465,944
		2,164,930
Telecommunications - Wireline 0.46%
Telus Corp.	12,400	390,689

Textiles & Apparel 0.30%
Hermes International	1,267	255,738

TOTAL COMMON STOCK (Cost $72,350,422)		83,371,204

SHORT-TERM INVESTMENTS 1.29%	Principal Value
Investment Companies 1.29%
T. Rowe Price Reserve Investment Fund, 2.794% **	$1,092,584	1,092,584

TOTAL SHORT-TERM INVESTMENTS (Cost $1,092,584)		1,092,584

TOTAL INVESTMENTS (Cost $73,443,006)	99.70%	84,463,788
OTHER ASSETS, LESS LIABILITIES	0.30%	250,219

TOTAL NET ASSETS	100.00%	$84,714,007

LEGEND
* Non-income producing security.
ADR - American Depositary Receipt
PLC - Public Limited Company
**Affiliated issuer. The T. Rowe Price Reserve Investment Fund is an open-end management investment company managed by T. Rowe Price Associates. The Reserve Fund is offered as a cash management option only to mutual funds and other accounts managed by T. Rowe Price Associates, Inc. and is not available to the public. The rate quoted is the seven-day effective yield of the Reserve Fund as of March 31, 2005.
Investments in companies considered to be an affiliate of the Portfolio are as follows:

Company	Balance at Beginning of Period	Gross Additions	Gross Reductions	Market Value at 03/31/05	Interest Income
T. Rowe Price Reserve Investment Fund	$ 1,777,513	$ 565,071	$ 1,250,000	$ 1,092,584	$ 7,527

See notes to schedule of investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JEFFERSON PILOT VARIABLE FUND, INC.
S&P 500 INDEX PORTFOLIO
MARCH 31, 2005

	Shares	Market Value

COMMON STOCK 98.27%
Advertising 0.23%
Interpublic Group of Companies, Inc., The *	8,889	$109,157
Monster Worldwide, Inc. *	2,318	65,020
Omnicom Group, Inc.	4,032	356,913
		531,090
Aerospace & Defense 2.14%
Boeing Co., The	17,517	1,024,044
General Dynamics Corp.	4,188	448,325
Goodrich Corp.	2,435	93,236
Honeywell International, Inc. #	17,800	662,338
L-3 Communications Holdings, Inc.	2,400	170,448
Lockheed Martin Corp.	8,490	518,399
Northrop Grumman Corp.	7,798	420,936
Raytheon Co.	9,616	372,139
Rockwell Collins, Inc.	3,707	176,416
United Technologies Corp.	10,768	1,094,675
		4,980,956
Agricultural Operations 0.30%
Archer-Daniels-Midland Co.	13,176	323,866
Monsanto Co.	5,621	362,555
		686,421
Airlines 0.10%
Delta Air Lines, Inc. #	2,628	10,643
Southwest Airlines Co.	15,577	221,816
		232,459
Appliances 0.05%
Maytag Corp. #	1,662	23,218
Whirlpool Corp.	1,388	94,009
		117,227
Automotive Parts & Equipment 0.27%
Cooper Tire & Rubber Co. #	1,599	29,358
Cummins, Inc. #	868	61,064
Dana Corp.	3,132	40,058
Delphi Corp. #	11,310	50,669
Genuine Parts Co.	3,801	165,305
Goodyear Tire & Rubber Co., The *#	3,738	49,902
Johnson Controls, Inc.	3,956	220,587
Visteon Corp. #	2,497	14,258
		631,201
Automotive Rentals 0.02%
Ryder System, Inc.	1,348	56,212

Banking 9.36%
AmSouth Bancorporation #	7,613	197,557
Bank of America Corp.	85,688	3,778,841
Bank of New York Company, Inc., The	16,453	477,960
Citigroup, Inc.	110,482	4,965,061
Comerica, Inc.	3,498	192,670
Compass Bancshares, Inc.	2,620	118,948
Fifth Third Bancorp	10,990	472,350
First Horizon National Corp. #	2,543	103,729
Golden West Financial Corp.	6,158	372,559
Huntington Bancshares, Inc.	4,691	112,115
JPMorgan Chase & Co.	75,131	2,599,533
KeyCorp	8,506	276,020
M&T Bank Corp.	2,080	212,285
Mellon Financial Corp. #**	9,106	259,885
North Fork Bancorporation, Inc.	10,055	278,926
Northern Trust Corp. #	4,458	193,656
Regions Financial Corp. #	9,977	323,255
Sovereign Bancorp, Inc.	7,780	172,405
State Street Corp.	7,029	307,308
SunTrust Banks, Inc. #	7,332	528,417
U.S. Bancorp	39,173	1,128,966
Wachovia Corp.	33,506	1,705,790
Washington Mutual, Inc.	18,454	728,933
Wells Fargo & Co.	35,906	2,147,179
Zions Bancorporation	1,851	127,756
		21,782,104
Beverages 2.22%
Molson Coors Brewing Co., Class B #	1,694	130,726
Anheuser-Busch Companies, Inc.	16,474	780,703
Brown-Forman Corp., Class B	2,132	116,727
Coca-Cola Co., The	47,876	1,994,993
Coca-Cola Enterprises, Inc.	7,456	152,997
Pepsi Bottling Group, Inc., The	4,182	116,469
PepsiCo, Inc.	35,448	1,879,807
		5,172,422
Broadcasting 0.92%
Clear Channel Communications, Inc.	11,141	384,030
Comcast Corp. *	46,712	1,577,931
Univision Communications, Inc. *	6,519	180,511
		2,142,472
Building Construction 0.20%
Centex Corp.	2,712	155,316
KB HOME	985	115,698
Pulte Homes, Inc. #	2,504	184,370
		455,384
Building Materials 0.15%
American Standard Companies, Inc.	3,810	177,089
Louisiana-Pacific Corp.	2,249	56,540
Vulcan Materials Co.	2,059	117,013
		350,642
Chemicals 1.62%
Air Products & Chemicals, Inc.	4,791	303,222
Ashland, Inc.	1,408	94,998
Dow Chemical Co., The	20,084	1,001,187
E.I. du Pont de Nemours & Co.	21,066	1,079,422
Eastman Chemical Co. #	1,622	95,698
Ecolab, Inc. #	4,848	160,226
Engelhard Corp.	2,471	74,204
Great Lakes Chemical Corp.	1,115	35,814
Hercules, Inc. *	2,407	34,853
PPG Industries, Inc.	3,672	262,621
Praxair, Inc.	6,902	330,330
Rohm & Haas Co.	4,306	206,688
Sigma-Aldrich Corp.	1,469	89,976
		3,769,239
Commercial Services 0.65%
Cendant Corp.	22,103	453,996
Cintas Corp. #	3,438	142,024
Convergys Corp. *	2,833	42,297
Express Scripts, Inc. *	1,591	138,719
Laboratory Corporation of America Holdings *	2,900	139,780
Moody's Corp.	2,908	235,141
Paychex, Inc.	7,524	246,938
W.W. Grainger, Inc.	1,831	114,016
		1,512,911
Computer Equipment & Services 4.52%
Affiliated Computer Services, Inc. *	2,700	143,748
Apple Computer, Inc. *	17,176	715,724
Automatic Data Processing, Inc. #	12,317	553,649
Computer Sciences Corp. *	3,994	183,125
Comverse Technology, Inc. *	4,342	109,505
Dell, Inc. *	51,908	1,994,305
Electronic Data Systems Corp.	10,887	225,034
EMC Corp. *	51,093	629,466
First Data Corp.	16,946	666,147
Fiserv, Inc. *	4,205	167,359
Gateway, Inc. *	6,858	27,638
Hewlett-Packard Co.	61,188	1,342,465
International Business Machines Corp.	34,507	3,153,250
Lexmark International, Inc. *	2,736	218,798
NVIDIA Corp. *	3,700	87,912
Parametric Technology Corp. *	5,044	28,196
SunGard Data Systems, Inc. *	6,239	215,246
Symbol Technologies, Inc.	4,697	68,060
		10,529,627
Computer Information & Technology 0.26%
Autodesk, Inc.	4,740	141,062
NCR Corp. *	4,022	135,702
Sun Microsystems, Inc. *	72,011	290,924
Unisys Corp. *	6,654	46,977
		614,665
Computer Network 1.16%
Cisco Systems, Inc. *§	136,270	2,437,870
Network Appliance, Inc. *	7,599	210,188
Novell, Inc. *	7,828	46,655
		2,694,713
Computer Software 3.48%
Adobe Systems, Inc.	5,210	349,956
BMC Software, Inc. *	4,636	69,540
Citrix Systems, Inc. *	3,419	81,441
Computer Associates International, Inc.	11,253	304,956
Compuware Corp. *	7,784	56,045
Intuit, Inc. *	3,835	167,858
Mercury Interactive Corp. *#	1,705	80,783
Microsoft Corp.	213,815	5,167,909
Oracle Corp. *	94,948	1,184,951
Siebel Systems, Inc. *	10,190	93,035
Symantec Corp. *#	15,160	323,363
VERITAS Software Corp. *	9,006	209,119
		8,088,956
Cosmetics & Personal Care 1.24%
Alberto-Culver Co., Class B	1,827	87,440
Avon Products, Inc.	9,950	427,253
Colgate-Palmolive Co.	11,087	578,409
Gillette Co., The	20,945	1,057,304
International Flavors & Fragrances, Inc.	1,853	73,194
Kimberly-Clark Corp.	10,170	668,474
		2,892,074
Delivery & Freight Services 0.74%
United Parcel Service, Inc., Class B	23,694	1,723,502

Diversified Operations 3.47%
General Electric Co. §	224,053	8,079,335

Educational Services 0.12%
Apollo Group, Inc. *	3,661	271,134

Electrical Equipment 0.35%
American Power Conversion Corp.	4,009	104,675
Emerson Electric Co.	8,917	578,981
PerkinElmer, Inc.	2,632	54,298
Thermo Electron Corp. *	3,343	84,544
		822,498
Electronic Components 0.42%
Jabil Circuit, Inc. *	4,008	114,308
Linear Technology Corp.	6,605	253,038
Maxim Integrated Products, Inc.	6,863	280,491
Sanmina-SCI Corp. *	10,515	54,888
Solectron Corp. *	20,046	69,560
Xilinx, Inc.	7,285	212,941
		985,226
Electronics 0.16%
Agilent Technologies, Inc. *	9,526	211,477
Molex, Inc. #	3,921	103,358
Teradyne, Inc. *	3,763	54,940
		369,775
Electronics - Semiconductors 2.91%
Advanced Micro Devices, Inc. *#	8,029	129,427
Altera Corp. *	7,719	152,682
Analog Devices, Inc.	7,785	281,350
Applied Materials, Inc. *	35,642	579,183
Applied Micro Circuits Corp. *	6,497	21,375
Freescale Semiconductor, Inc., Class B *	8,282	142,865
Intel Corp.	131,703	3,059,461
KLA-Tencor Corp. *	4,145	190,711
LSI Logic Corp. *	7,628	42,641
Micron Technology, Inc. *	12,312	127,306
Motorola, Inc.	51,782	775,177
National Semiconductor Corp. #	7,554	155,688
Novellus Systems, Inc. *	3,116	83,291
PMC-Sierra, Inc. *	3,488	30,694
QLogic Corp. *	1,897	76,829
Texas Instruments, Inc.	36,381	927,352
		6,776,032
Engineering & Construction 0.04%
Fluor Corp.	1,868	103,543

Entertainment & Leisure 0.58%
Brunswick Corp.	1,901	89,062
Carnival Corp.	11,135	576,904
Electronic Arts, Inc. *	6,502	336,674
Harrah's Entertainment, Inc.	2,452	158,350
International Game Technology #	7,368	196,431
		1,357,421
Environmental Controls 0.21%
Allied Waste Industries, Inc. *	6,510	47,588
Waste Management, Inc.	11,973	345,421
Waters Corp. *	2,473	88,509
		481,518
Financial Services 4.97%
Ambac Financial Group, Inc.	2,390	178,653
American Express Co.	24,795	1,273,719
BB&T Corp. #	11,686	456,689
Bear Stearns Companies, Inc., The	2,515	251,249
Capital One Financial Corp. #	5,223	390,524
Charles Schwab Corp., The	24,263	255,004
CIT Group, Inc.	4,400	167,200
Countrywide Financial Corp.	12,086	392,312
E*TRADE Financial Corp. *	7,400	88,800
Equifax, Inc.	2,779	85,288
Federated Investors, Inc.	2,180	61,716
Franklin Resources, Inc.	4,180	286,957
Goldman Sachs Group, Inc., The	9,465	1,041,055
H&R Block, Inc.	3,369	170,404
Janus Capital Group, Inc.	4,853	67,699
Lehman Brothers Holdings, Inc.	5,883	553,943
Marshall & Ilsley Corp. #	4,586	191,466
MBIA, Inc. #	2,925	152,919
MBNA Corp.	27,004	662,948
Merrill Lynch & Company, Inc.	19,658	1,112,643
MGIC Investment Corp.	2,014	124,203
Morgan Stanley	23,519	1,346,463
National City Corp.	12,561	420,794
PNC Financial Services Group	5,861	301,724
Providian Financial Corp. *	5,941	101,948
Prudential Financial, Inc.	10,988	630,711
SLM Corp.	8,967	446,915
Synovus Financial Corp.	6,533	182,009
T. Rowe Price Group, Inc.	2,688	159,613
		11,555,568
Food Products 0.98%
Campbell Soup Co.	6,884	199,774
General Mills, Inc.	7,715	379,192
H.J. Heinz Co. #	7,406	272,837
Hershey Foods Corp.	4,628	279,809
Kellogg Co.	7,421	321,107
McCormick & Company, Inc.	2,877	99,055
Sara Lee Corp.	16,410	363,646
SUPERVALU, Inc.	2,733	91,146
Wm. Wrigley Jr. Co. #	4,138	271,329
		2,277,895
Food Service & Restaurants 0.92%
ConAgra Foods, Inc.	11,081	299,409
Darden Restaurants, Inc.	3,406	104,496
McDonald's Corp.	26,887	837,261
Sysco Corp.	13,600	486,880
Wendy's International, Inc.	2,310	90,182
Yum! Brands, Inc.	6,226	322,569
		2,140,797
Forest Products & Paper 0.58%
Georgia-Pacific Group	5,415	192,178
International Paper Co. #	10,398	382,542
MeadWestvaco Corp.	4,444	141,408
OfficeMax, Inc.	2,124	71,154
Plum Creek Timber Company, Inc.	3,696	131,947
Temple-Inland, Inc. #	1,311	95,113
Weyerhaeuser Co.	5,030	344,555
		1,358,897
Government Agency 0.87%
Fannie Mae	20,415	1,111,597
Freddie Mac	14,540	918,928
		2,030,525
Healthcare 1.43%
Bausch & Lomb, Inc.	1,103	80,850
Cardinal Health, Inc.	9,233	515,201
HCA, Inc.	8,787	470,720
Health Management Associates, Inc.	4,945	129,460
Humana, Inc. *	3,274	104,572
IMS Health, Inc.	4,920	119,999
Manor Care, Inc. #	1,871	68,030
McKesson Corp.	6,167	232,804
Quest Diagnostics, Inc.	1,966	206,686
Tenet Healthcare Corp. *	9,468	109,166
UnitedHealth Group, Inc.	13,625	1,299,553
		3,337,041
Holding Companies 0.11%
Loews Corp.	3,381	248,639

Home Furnishings 0.24%
Leggett & Platt, Inc. #	3,981	114,971
Masco Corp.	9,625	333,699
Newell Rubbermaid, Inc.	5,499	120,648
		569,318
Household Products 1.30%
Clorox Co., The #	3,167	199,489
Procter & Gamble Co., The	53,398	2,830,094
		3,029,583
Human Resources 0.04%
Robert Half International, Inc. #	3,408	91,880

Insurance 4.42%
Ace, Ltd.	5,919	244,277
Aetna, Inc.	6,154	461,242
AFLAC, Inc.	10,432	388,696
Allstate Corp., The	14,307	773,436
American International Group, Inc.	55,130	3,054,753
Aon Corp.	6,419	146,610
Chubb Corp., The	3,988	316,129
CIGNA Corp.	2,798	249,861
Cincinnati Financial Corp. #	3,396	148,100
Hartford Financial Services Group, Inc., The	6,209	425,689
Jefferson-Pilot Corp. **	2,885	141,509
Lincoln National Corp.	3,607	162,820
Marsh & McLennan Companies, Inc.	11,077	336,962
Medco Health Solutions, Inc. *	5,814	288,200
MetLife, Inc.	15,366	600,811
Principal Financial Group, Inc., The	6,593	253,765
Progressive Corp., The	4,172	382,823
SAFECO Corp.	2,768	134,829
St. Paul Travelers Companies, Inc., The	14,146	519,583
Torchmark Corp. #	2,359	123,140
UnumProvident Corp. #	5,958	101,405
WellPoint, Inc. *	6,456	809,260
XL Capital, Ltd.	2,972	215,084
		10,278,984
Internet Services 0.40%
Yahoo!, Inc. *	27,562	934,352

Lodging 0.32%
Hilton Hotels Corp.	8,141	181,951
Marriott International, Inc. #	4,254	284,422
Starwood Hotels & Resorts Worldwide, Inc.	4,558	273,617
		739,990
Machinery 0.67%
Black & Decker Corp., The	1,615	127,569
Caterpillar, Inc. #	7,240	662,026
Deere & Co.	5,238	351,627
Ingersoll-Rand Co.	3,659	291,439
Snap-on, Inc. #	1,212	38,529
Stanley Works, The #	1,789	80,988
		1,552,178
Manufacturing 2.40%
3M Co.	16,325	1,398,889
Cooper Industries, Ltd.	1,892	135,316
Corning, Inc. *	29,303	326,142
Danaher Corp.	5,822	310,953
Dover Corp.	4,388	165,823
Eaton Corp.	3,250	212,550
Fortune Brands, Inc.	3,157	254,549
Illinois Tool Works, Inc. #	5,807	519,901
ITT Industries, Inc.	1,900	171,456
Pall Corp.	2,513	68,153
Parker-Hannifin Corp.	2,566	156,321
Rockwell Automation, Inc.	3,749	212,343
Textron, Inc.	2,975	221,995
Tyco International, Ltd.	42,548	1,438,122
		5,592,513
Medical - Biotechnology 1.00%
Amgen, Inc. *	26,535	1,544,602
Applera Corporation - Applied Biosystems Group	4,230	83,500
Biogen Idec, Inc. *	6,882	237,498
Chiron Corp. *	3,128	109,668
Genzyme Corp. *	5,196	297,419
Millipore Corp. *	953	41,360
		2,314,047
Medical Products 3.77%
Baxter International, Inc.	13,098	445,070
Becton, Dickinson & Co.	5,258	307,172
Biomet, Inc.	5,208	189,050
Boston Scientific Corp. *	16,068	470,632
C. R. Bard, Inc.	2,280	155,222
Fisher Scientific International, Inc. *	2,500	142,300
Guidant Corp. #	6,813	503,481
Johnson & Johnson	62,843	4,220,536
Medtronic, Inc.	25,491	1,298,766
St. Jude Medical, Inc. *	7,628	274,608
Stryker Corp. #	7,922	353,400
Zimmer Holdings, Inc. *	5,286	411,304
		8,771,541
Mining & Metals - Ferrous & Nonferrous 0.49%
Alcoa, Inc.	18,516	562,701
Allegheny Technologies, Inc.	2,073	49,980
Nucor Corp.	3,448	198,467
Phelps Dodge Corp.	1,993	202,748
United States Steel Corp.	2,450	124,583
		1,138,479
Mining & Metals - Precious 0.23%
Freeport-McMoRan Copper & Gold, Inc., Class B	3,641	144,220
Newmont Mining Corp.	9,349	394,995
		539,215
Motor Vehicle Manufacturing 0.63%
Ford Motor Co.	38,056	431,173
General Motors Corp. #	12,043	353,944
Harley-Davidson, Inc.	6,128	353,953
Navistar International Corp. *#	1,346	48,994
PACCAR, Inc.	3,751	271,535
		1,459,599
Multimedia 2.58%
Gannett Company, Inc.	5,325	421,101
McGraw-Hill Companies, Inc., The	4,113	358,859
News Corporation, Inc., Class A	61,000	1,032,120
Time Warner, Inc. *	97,157	1,705,105
Viacom, Inc., Class B	36,037	1,255,169
Walt Disney Co., The	43,244	1,242,400
		6,014,754
Office Equipment 0.30%
Avery Dennison Corp.	2,272	140,705
Pitney Bowes, Inc.	4,726	213,237
Tektronix, Inc. #	1,726	42,339
Xerox Corp. *	19,981	302,712
		698,993
Oil & Gas - Distribution & Marketing 0.52%
Burlington Resources, Inc.	8,112	406,168
Kinder Morgan, Inc.	2,323	175,851
Nicor, Inc. #	919	34,086
Sempra Energy	5,028	200,316
Valero Energy Corp.	5,400	395,658
		1,212,079
Oil & Gas - Integrated 6.05%
Amerada Hess Corp.	1,900	182,799
ChevronTexaco Corp.	44,538	2,597,011
ConocoPhillips	14,711	1,586,434
El Paso Corp.	13,917	147,242
Exxon Mobil Corp.	134,947	8,042,841
Marathon Oil Corp.	7,461	350,070
Nabors Industries, Ltd. *#	3,157	186,705
Occidental Petroleum Corp.	8,396	597,543
Sunoco, Inc.	1,531	158,489
Williams Companies, Inc., The #	11,780	221,582
		14,070,716
Oil & Gas Producers 1.13%
Anadarko Petroleum Corp.	5,118	389,480
Apache Corp.	6,836	418,568
Devon Energy Corp.	10,170	485,618
EOG Resources, Inc.	4,920	239,801
Kerr-McGee Corp. #	3,439	269,377
Noble Corp.	2,902	163,121
Rowan Companies, Inc.	2,333	69,827
Unocal Corp.	5,714	352,497
XTO Energy, Inc.	7,333	240,827
		2,629,116
Oil & Gas Services & Equipment 1.02%
Baker Hughes, Inc.	7,060	314,099
BJ Services Co.	3,457	179,349
Dynegy, Inc. *#	7,828	30,607
Halliburton Co.	10,662	461,132
National Oilwell Varco, Inc. *	3,500	163,450
Schlumberger, Ltd.	12,458	878,040
Transocean, Inc.	6,878	353,942
		2,380,619
Packaging & Containers 0.14%
Ball Corp.	2,360	97,893
Bemis Company, Inc.	2,182	67,904
Pactiv Corp. *	3,285	76,705
Sealed Air Corp. *	1,735	90,116
		332,618
Pharmaceutical 5.58%
Abbott Laboratories	33,010	1,538,926
Allergan, Inc. #	2,790	193,821
AmerisourceBergen Corp.	2,291	131,251
Bristol-Myers Squibb Co.	41,243	1,050,047
Caremark Rx, Inc. *	9,650	383,877
Eli Lilly & Co.	23,897	1,245,034
Forest Laboratories, Inc. *	7,681	283,813
Gilead Sciences, Inc. *	9,150	327,570
Hospira, Inc. *	3,163	102,070
King Pharmaceuticals, Inc. *	4,999	41,542
MedImmune, Inc. *	5,013	119,360
Merck & Company, Inc. #	46,664	1,510,514
Mylan Laboratories, Inc. #	5,400	95,688
Pfizer, Inc.	157,634	4,141,045
Schering-Plough Corp.	31,172	565,772
Watson Pharmaceuticals, Inc. *#	2,166	66,561
Wyeth	28,181	1,188,675
		12,985,566
Photo Equipment 0.09%
Eastman Kodak Co. #	6,196	201,680

Publishing & Printing 0.32%
Dow Jones & Company, Inc.	1,679	62,744
Knight-Ridder, Inc.	1,656	111,366
Meredith Corp.	1,029	48,106
New York Times Co., The #	3,066	112,154
R.R. Donnelley & Sons Co.	4,627	146,306
Tribune Co.	6,531	260,391
		741,067
Railroad 0.32%
Burlington Northern Sante Fe Corp.	7,992	431,009
Norfolk Southern Corp.	8,302	307,589
		738,598
Real Estate 0.46%
Apartment Investment & Management Co., REIT	1,912	71,126
Archstone-Smith Trust, REIT	4,160	141,898
Equity Office Properties Trust, REIT	8,498	256,045
Equity Residential, REIT	5,924	190,812
ProLogis, REIT	3,699	137,233
Simon Property Group, Inc., REIT	4,682	283,636
		1,080,750
Retail - Internet 0.41%
eBay, Inc. *	25,578	953,036

Retail Stores 6.23%
Albertson's, Inc. #	8,017	165,551
AutoNation, Inc. *#	4,775	90,439
AutoZone, Inc. *	1,478	126,665
Bed Bath & Beyond, Inc. *#	6,274	229,252
Best Buy Company, Inc.	6,309	340,749
Big Lots, Inc. *#	2,474	29,737
Circuit City Stores-Circuit City Group	4,402	70,652
Costco Wholesale Corp.	9,980	440,916
CVS Corp.	8,386	441,271
Dillards, Inc.	1,642	44,170
Dollar General Corp.	6,730	147,454
Family Dollar Stores, Inc.	3,469	105,319
Federated Department Stores, Inc.	3,469	220,767
Gap, Inc., The	15,565	339,940
Home Depot, Inc., The	46,433	1,775,598
J.C. Penney Company, Inc.	5,888	305,705
Kohl's Corp. *	6,896	356,040
Kroger Co., The *	15,187	243,448
Limited Brands	8,477	205,991
Lowe's Companies, Inc.	16,329	932,223
May Department Stores Co., The	6,203	229,635
Nordstrom, Inc.	2,790	154,510
Office Depot, Inc. *	6,743	149,560
RadioShack Corp. #	3,418	83,741
Safeway, Inc. *#	9,416	174,478
Sears Holdings Corp. *#	1,897	252,687
Sherwin-Williams Co., The	2,676	117,717
Staples, Inc.	10,505	330,172
Starbucks Corp. *	8,441	436,062
Target Corp.	18,902	945,478
Tiffany & Co. #	2,977	102,766
TJX Companies, Inc., The	10,312	253,985
Toys "R" Us, Inc. *	4,366	112,468
Walgreen Co.	21,581	958,628
Wal-Mart Stores, Inc.	71,593	3,587,525
		14,501,299
Telecommunications - Equipment & Services 0.92%
ADC Telecommunications, Inc. *	16,618	33,070
Andrew Corp. *#	3,070	35,950
Avaya, Inc. *#	10,144	118,482
Broadcom Corp. *	6,385	191,039
CIENA Corp. *	12,987	22,338
JDS Uniphase Corp. *#	28,824	48,136
Lucent Technologies, Inc. *#	91,721	252,233
QUALCOMM, Inc. #	34,726	1,272,708
Scientific-Atlanta, Inc.	3,074	86,748
Tellabs, Inc. *	9,585	69,971
		2,130,675
Telecommunications - Integrated 2.69%
ALLTEL Corp.	6,333	347,365
AT&T Corp.	16,736	313,800
BellSouth Corp.	38,704	1,017,528
Qwest Communications International, Inc. *#	37,712	139,534
SBC Communications, Inc.	69,791	1,653,349
Sprint Corp.	31,234	710,574
Verizon Communications, Inc.	58,599	2,080,265
		6,262,415
Telecommunications - Wireless 0.29%
Nextel Communications, Inc. *	23,746	674,861

Telecommunications - Wireline 0.08%
CenturyTel, Inc. #	2,863	94,021
Citizens Communications Co.	7,158	92,625
		186,646
Textiles & Apparel 0.42%
Coach, Inc. *	4,000	226,520
Jones Apparel Group, Inc. #	2,623	87,844
Liz Claiborne, Inc.	2,152	86,360
Nike, Inc., Class B	4,862	405,053
Reebok International, Ltd.	1,155	51,167
V.F. Corp. #	2,120	125,377
		982,321
Tobacco 1.39%
Altria Group, Inc.	43,782	2,862,905
Reynolds American, Inc. #	2,461	198,332
UST, Inc. #	3,366	174,022
		3,235,259
Toys 0.11%
Hasbro, Inc.	3,541	72,413
Mattel, Inc.	8,965	191,403
		263,816
Transportation 0.50%
CSX Corp. #	4,638	193,173
FedEx Corp.	6,367	598,180
Union Pacific Corp.	5,508	383,908
		1,175,261
Travel Services 0.03%
Sabre Holdings Corp.	2,911	63,693

Utilities - Electric & Gas 3.03%
AES Corp., The *	13,762	225,422
Allegheny Energy, Inc. *	2,973	61,422
Ameren Corp. #	4,096	200,745
American Electric Power Company, Inc.	8,381	285,457
Calpine Corp. *#	11,130	31,164
CenterPoint Energy, Inc. #	6,261	75,320
Cinergy Corp.	3,949	160,013
CMS Energy Corp. *	4,178	54,481
Consolidated Edison, Inc. #	5,142	216,890
Constellation Energy Group	3,765	194,651
Dominion Resources, Inc.	7,190	535,152
DTE Energy Co.	3,660	166,457
Duke Energy Corp. #	19,686	551,405
Edison International	6,869	238,492
Entergy Corp.	4,597	324,824
Exelon Corp. #	14,180	650,720
FirstEnergy Corp. #	6,977	292,685
FPL Group, Inc.	8,266	331,880
KeySpan Corp.	3,265	127,237
NiSource, Inc.	5,797	132,114
Peoples Energy Corp.	756	31,692
PG&E Corp. *	7,629	260,149
Pinnacle West Capital Corp.	1,824	77,538
PPL Corp.	3,965	214,070
Progress Energy, Inc. #	5,217	218,853
Public Service Enterprise Group, Inc.	5,171	281,251
Southern Co., The #	15,695	499,572
TECO Energy, Inc.	4,457	69,886
TXU Corp. #	5,007	398,707
Xcel Energy, Inc. #	8,200	140,876
		7,049,125

TOTAL COMMON STOCK (Cost $246,908,009)		228,736,763

SHORT-TERM INVESTMENTS 0.15%	Principal Value
U.S. Treasury Bills, Bonds, and Notes 0.15%
U.S. Treasury Bill, 2.720%, due 06/09/05 §	$350,000	348,217

TOTAL SHORT-TERM INVESTMENTS (Cost $348,218)		348,217

REPURCHASE AGREEMENTS 6.50%
Banking 6.50%
Deutsche Bank Securities, Inc., 2.830%, dated 03/31/05,
due 4/01/05, repurchase price $14,630,000,
(collateralized by Freddie Mac notes, 5.625%,
due 03/15/11, value $15,434,650) ***	15,127,145	15,127,145

TOTAL REPURCHASE AGREEMENTS (Cost $15,127,145)		15,127,145

TOTAL INVESTMENTS (Cost $262,383,372)	104.92%	244,212,125
OTHER ASSETS, LESS LIABILITIES	(4.92%)	(11,450,930)

TOTAL NET ASSETS	100.00%	$232,761,195

LEGEND
* Non-income producing security.
# All or a portion of this security is on loan.
§ Security or a portion of the security pledged to cover the margin and collateral requirements for futures. At the end of the period, the aggregate market value of the securities pledged was $3,047,117. The underlying face amount, at market value, of the open futures contracts was $3,906,870 at March 31, 2005.
REIT - Real Estate Investment Trust

** Investments in companies considered to be affiliates of the Portfolio are as follows:
Company	Balance at Beginning of Period	Gross Additions	Gross Reductions	Gains (Losses) During the Period	Market Value at 03/31/05	Dividend Income
Jefferson-Pilot Corporation	$ 149,905	$ -	$ -	$ -	$ 141,509	$ 1,096
Mellon Financial Corporation	283,288	11,368	12,209	(641)	259,885	1,567
	$ 433,193				$ 401,394	$ 2,663

Jefferson-Pilot Corporation is the parent company of the Fund's advisor, Jefferson Pilot Investment Advisory Corporation.
Mellon Financial Corporation is the parent company of the Portfolio's subadvisor, Mellon Capital Management Corporation.

*** The Repurchase Agreement is pledged as collateral for the securities on loan, which were valued at $14,581,028 at March 31, 2005.

"S&P 500®" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Jefferson Pilot Variable
Corporation. Ensemble, Allegiance, Pilot and Alpha products are not sponsored, endorsed, sold or promoted by Standard
& Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing any of these products.

See notes to schedule of investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JEFFERSON PILOT VARIABLE FUND, INC.
VALUE PORTFOLIO
MARCH 31, 2005

	Shares	Market Value

COMMON STOCK 94.91%
Aerospace & Defense 4.55%
Lockheed Martin Corp.	33,600	$2,051,616
United Technologies Corp.	18,200	1,850,212
		3,901,828
Appliances 1.00%
Maytag Corp.	61,500	859,155

Automotive Parts & Equipment 1.92%
Johnson Controls, Inc.	29,600	1,650,496

Banking 14.84%
Bank of America Corp.	61,100	2,694,510
Citigroup, Inc.	52,900	2,377,326
Mellon Financial Corp.	49,400	1,409,876
North Fork Bancorporation, Inc.	40,200	1,115,148
U.S. Bancorp	27,900	804,078
Wachovia Corp.	42,600	2,168,766
Wells Fargo & Co.	36,300	2,170,740
		12,740,444
Beverages 0.94%
Coca-Cola Enterprises, Inc.	39,100	802,332

Building Materials 1.07%
American Standard Companies, Inc.	19,800	920,304

Chemicals 3.45%
E.I. du Pont de Nemours & Co.	38,300	1,962,492
PPG Industries, Inc.	13,900	994,128
		2,956,620
Computer Equipment & Services 2.44%
Diebold, Inc.	22,700	1,245,095
International Business Machines Corp.	9,300	849,834
		2,094,929
Diversified Operations 2.89%
General Electric Co.	68,700	2,477,322

Electrical Equipment 0.95%
Emerson Electric Co.	12,600	818,118

Electronics - Semiconductors 0.96%
Intel Corp.	35,600	826,988

Financial Services 5.26%
Capital One Financial Corp.	19,100	1,428,107
Lehman Brothers Holdings, Inc.	18,400	1,732,544
Morgan Stanley	23,700	1,356,825
		4,517,476
Food Products 1.36%
General Mills, Inc.	23,800	1,169,770

Food Service & Restaurants 1.07%
McDonald's Corp.	29,600	921,744

Government Agency 0.75%
Fannie Mae	11,800	642,510

Household Products 2.98%
Procter & Gamble Co., The	48,300	2,559,903

Insurance 7.40%
Aetna, Inc.	21,800	1,633,910
Allstate Corp., The	23,700	1,281,222
Hartford Financial Services Group, Inc., The	33,100	2,269,336
St. Paul Travelers Companies, Inc., The	31,900	1,171,687
		6,356,155
Manufacturing 9.12%
Eaton Corp.	32,400	2,118,960
ITT Industries, Inc.	21,900	1,976,256
Textron, Inc.	18,600	1,387,932
Tyco International, Ltd.	69,500	2,349,100
		7,832,248
Medical Products 1.95%
Johnson & Johnson	24,900	1,672,284

Mining & Metals - Ferrous & Nonferrous 0.88%
Alcoa, Inc.	24,800	753,672

Multimedia 2.61%
Gannett Company, Inc.	18,200	1,439,256
Viacom, Inc., Class B	22,900	797,607
		2,236,863
Oil & Gas - Distribution & Marketing 1.29%
Burlington Resources, Inc.	22,200	1,111,554

Oil & Gas - Integrated 9.64%
ConocoPhillips	28,210	3,042,166
Exxon Mobil Corp.	53,200	3,170,720
Pioneer Natural Resources Co.	12,300	525,456
Weatherford International, Ltd. *	26,600	1,541,204
		8,279,546
Oil & Gas Producers 2.63%
Apache Corp.	20,800	1,273,584
Murphy Oil Corp.	10,000	987,300
		2,260,884
Packaging & Containers 0.59%
Smurfit-Stone Container Corp. *	32,900	508,963

Pharmaceutical 0.92%
Schering-Plough Corp.	43,300	785,895

Publishing & Printing 0.74%
Tribune Co.	15,900	633,933

Railroad 0.98%
Burlington Northern Sante Fe Corp.	15,600	841,308

Retail Stores 3.11%
Federated Department Stores, Inc.	28,100	1,788,284
Office Depot, Inc. *	39,700	880,546
		2,668,830
Telecommunications - Integrated 2.08%
ALLTEL Corp.	14,300	784,355
Verizon Communications, Inc.	28,300	1,004,650
		1,789,005
Telecommunications - Wireline 1.62%
Telus Corp.	45,000	1,386,450

Tobacco 2.10%
Altria Group, Inc.	27,600	1,804,764

Utilities - Electric & Gas 0.82%
Progress Energy, Inc.	16,700	700,565

TOTAL COMMON STOCK (Cost $64,928,264)		81,482,858

TOTAL INVESTMENTS (Cost $64,928,264)	94.91%	81,482,858
OTHER ASSETS, LESS LIABILITIES	5.09%	4,368,612

TOTAL NET ASSETS	100.00%	$85,851,470

LEGEND
* Non-income producing security.

See notes to schedule of investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JEFFERSON PILOT VARIABLE FUND, INC.
MID-CAP GROWTH PORTFOLIO
MARCH 31, 2005

	Shares	Market Value

COMMON STOCK 101.06%
Advertising 1.61%
Getty Images, Inc.	1,160	$82,488
Monster Worldwide, Inc. *	10,360	290,598
		373,086
Aerospace & Defense 0.51%
Goodrich Corp.	3,100	118,699

Airlines 0.66%
Southwest Airlines Co.	10,790	153,650

Banking 3.42%
City National Corp.	1,890	131,960
Northern Trust Corp.	4,220	183,317
Silicon Valley Bancshares *	3,840	169,190
Sovereign Bancorp, Inc.	6,650	147,364
UCBH Holdings, Inc.	4,030	160,797
		792,628
Beverages 0.73%
Constellation Brands, Inc. *	3,200	169,184

Broadcasting 0.55%
Sirius Satellite Radio, Inc. *	22,650	127,293

Chemicals 1.22%
Lyondell Chemical Co.	5,210	145,463
Praxair, Inc.	2,870	137,358
		282,821
Commercial Services 3.86%
Alliance Data Systems Corp. *	6,140	248,056
Global Payments, Inc.	2,980	192,180
Laboratory Corporation of America Holdings *	3,390	163,398
Roper Industries, Inc.	4,460	292,130
		895,764
Computer Equipment & Services 6.26%
Apple Computer, Inc. *	15,370	640,468
CDW Corp.	4,710	266,963
CheckFree Corp. *	5,380	219,289
Comverse Technology, Inc. *	12,900	325,338
		1,452,058
Computer Information & Technology 2.35%
Cogent, Inc. *	6,210	156,368
Cognizant Technology Solutions Corp. *	6,450	297,990
Ixia	5,130	91,263
		545,621
Computer Software 4.61%
Avid Technology, Inc. *	4,480	242,458
Citrix Systems, Inc. *	8,500	202,470
Cognos, Inc. *	2,360	98,978
Macromedia, Inc. *	7,890	264,315
Mercury Interactive Corp. *	5,490	260,116
		1,068,337
Electrical Equipment 0.41%
American Power Conversion Corp.	3,630	94,779

Electronic Components 0.79%
Benchmark Electronics, Inc. *	5,760	183,341

Electronics 0.87%
AMETEK, Inc.	5,030	202,458

Electronics - Semiconductors 9.16%
Altera Corp. *	18,940	374,633
Amkor Technology, Inc. *	14,180	54,735
Cymer, Inc. *	7,190	192,476
Integrated Device Technology, Inc. *	11,440	137,623
KLA-Tencor Corp. *	6,760	311,028
Lam Research Corp. *	7,390	213,275
Marvell Technology Group, Ltd. *	7,060	270,680
National Semiconductor Corp.	10,160	209,398
Novellus Systems, Inc. *	6,560	175,349
PMC-Sierra, Inc. *	20,910	184,008
		2,123,205
Entertainment & Leisure 3.25%
MGM Mirage *	3,450	244,329
Scientific Games Corp. *	6,170	140,985
Station Casinos, Inc.	2,920	197,246
Wynn Resorts, Ltd. *	2,540	172,060
		754,620
Environmental Controls 0.41%
Waters Corp. *	2,630	94,128

Financial Services 3.87%
Affiliated Managers Group, Inc. *	3,110	192,913
Jefferies Group, Inc.	2,540	95,707
Legg Mason, Inc.	1,940	151,592
SEI Investments Co.	4,330	156,573
T. Rowe Price Group, Inc.	5,080	301,650
		898,435
Food Products 0.55%
Hershey Foods Corp.	2,090	126,361

Food Service & Restaurants 2.28%
P.F. Chang's China Bistro, Inc. *	2,630	157,274
Yum! Brands, Inc.	7,170	371,478
		528,752
Healthcare 4.10%
Bausch & Lomb, Inc.	3,360	246,288
Centene Corp. *	3,800	113,962
Community Health Systems, Inc. *	4,040	141,036
Kinetic Concepts, Inc.	2,020	120,493
Manor Care, Inc.	3,520	127,987
PacifiCare Health Systems, Inc. *	3,530	200,928
		950,694
Household Products 0.78%
Clorox Co., The	2,860	180,151

Human Resources 0.97%
Robert Half International, Inc.	8,330	224,577

Insurance 3.11%
Medco Health Solutions, Inc. *	4,350	215,630
WellPoint, Inc. *	4,030	505,157
		720,787
Internet Services 3.87%
CNET Networks, Inc. *	16,820	158,781
F5 Networks, Inc. *	5,360	270,626
Openwave Systems, Inc. *	9,820	119,706
VeriSign, Inc. *	12,130	348,131
		897,244
Lodging 2.63%
Marriott International, Inc.	6,170	412,526
Starwood Hotels & Resorts Worldwide, Inc.	3,280	196,898
		609,424
Machinery 0.52%
Joy Global, Inc.	3,430	120,256

Manufacturing 3.84%
Fortune Brands, Inc.	2,690	216,895
Pentair, Inc.	2,910	113,490
Precision Castparts Corp.	1,900	146,319
Rockwell Automation, Inc.	3,480	197,107
Warnaco Group, Inc., The *	4,420	106,257
WMS Industries, Inc. *	3,920	110,387
		890,455
Medical - Biotechnology 1.31%
Genzyme Corp. *	5,320	304,517

Medical Products 7.52%
Biomet, Inc.	10,400	377,520
C. R. Bard, Inc.	5,560	378,525
Cooper Companies, Inc., The	2,550	185,895
Dade Behring Holdings, Inc. *	2,220	130,825
Fisher Scientific International, Inc. *	6,320	359,734
MGI Pharma, Inc. *	4,280	108,156
Patterson Companies, Inc. *	4,060	202,797
		1,743,452
Medical Supplies 1.32%
Advanced Medical Optics, Inc.	3,790	137,236
INAMED Corp. *	2,405	168,061
		305,297
Mining & Metals - Ferrous & Nonferrous 1.30%
Allegheny Technologies, Inc.	7,760	187,094
Peabody Energy Corp.	2,480	114,973
		302,067
Motor Vehicle Manufacturing 0.35%
Polaris Industries, Inc.	1,140	80,062

Multimedia 0.70%
DreamWorks Animation SKG, Inc. *	3,980	162,026

Oil & Gas - Distribution & Marketing 0.50%
Tidewater, Inc.	3,010	116,969

Oil & Gas - Integrated 1.06%
Questar Corp.	4,160	246,480

Oil & Gas Producers 3.14%
Diamond Offshore Drilling, Inc.	3,300	164,670
ENSCO International, Inc.	3,880	146,121
Range Resources Corp.	5,010	117,034
Ultra Petroleum Corp. *	2,240	113,792
XTO Energy, Inc.	5,653	185,655
		727,272
Oil & Gas Services & Equipment 1.90%
Grant Prideco, Inc. *	9,300	224,688
National Oilwell Varco, Inc. *	4,600	214,820
		439,508
Packaging & Containers 0.52%
Owens-Illinois, Inc. *	4,820	121,175

Pharmaceutical 0.94%
Sepracor, Inc. *	3,790	217,584

Real Estate 0.76%
Host Marriott Corp., REIT	10,660	176,530

Retail - Internet 0.55%
Overstock.com, Inc. *	2,940	126,391

Retail Stores 6.39%
Bed Bath & Beyond, Inc. *	8,000	292,320
Chico's FAS, Inc. *	13,840	391,118
Dollar Tree Stores, Inc. *	4,600	132,158
Nordstrom, Inc.	2,310	127,928
Urban Outfitters, Inc. *	3,840	184,205
Whole Foods Market, Inc.	1,700	173,621
Williams-Sonoma, Inc. *	4,880	179,340
		1,480,690
Telecommunications - Equipment & Services 0.75%
Amdocs, Ltd., ADR *	6,120	173,808

Telecommunications - Wireless 1.56%
Alamosa Holdings, Inc. *	15,660	182,752
NII Holdings, Inc., Class B *	3,100	178,250
		361,002
Textiles & Apparel 1.80%
Coach, Inc. *	7,370	417,363

Transportation 0.89%
Yellow Roadway Corp. *	3,520	206,061

Utilities - Electric & Gas 0.61%
AES Corp., The *	8,680	142,178

TOTAL COMMON STOCK (Cost $20,137,983)		23,429,240

TOTAL INVESTMENTS (Cost $20,137,983)	101.06%	23,429,240
OTHER ASSETS, LESS LIABILITIES	(1.06%)	(246,810)

TOTAL NET ASSETS	100.00%	$23,182,430

LEGEND
* Non-income producing security.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

See notes to schedule of investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JEFFERSON PILOT VARIABLE FUND, INC.
MID-CAP VALUE PORTFOLIO
MARCH 31, 2005

	Shares	Market Value

COMMON STOCK 98.41%
Aerospace & Defense 1.66%
Goodrich Corp.	18,300	$700,707

Agricultural Operations 1.44%
Bunge, Ltd.	11,300	608,844

Airlines 0.21%
Continental Airlines, Inc., Class B *	7,400	89,096

Appliances 0.99%
Whirlpool Corp.	6,200	419,926

Automotive Parts & Equipment 5.64%
American Axle & Manufacturing Holdings, Inc.	17,700	433,650
BorgWarner, Inc.	7,700	374,836
Compagnie Generale des Etablissements Michelin, Class B	14,551	958,845
Cooper Tire & Rubber Co.	15,200	279,072
TRW Automotive Holdings Corp. *	11,400	221,502
TRW Automotive Holdings Corp.*†‡#	6,400	118,134
		2,386,039
Automotive Rentals 0.68%
United Rentals, Inc. *	14,300	289,003

Banking 3.16%
City National Corp.	1,300	90,766
IndyMac Bancorp, Inc.	9,900	336,600
UnionBanCal Corp.	10,900	667,625
Webster Financial Corp.	5,300	240,673
		1,335,664
Building Materials 0.07%
Rinker Group, Ltd.	3,779	31,572

Chemicals 2.39%
Engelhard Corp.	16,400	492,492
Huntsman Corp. *	22,200	517,704
		1,010,196
Computer Equipment & Services 2.58%
Arrow Electronics, Inc. *	34,000	861,900
Seagate Technology	11,800	230,690
		1,092,590
Consulting Services 0.79%
BearingPoint, Inc. *	38,200	335,014

Diversified Operations 1.21%
Trinity Industries, Inc.	18,100	509,877

Electronic Components 0.79%
GrafTech International, Ltd. *	59,100	336,279

Electronics 2.00%
Teradyne, Inc. *	20,800	303,680
Vishay Intertechnology, Inc. *	43,575	541,637
		845,317
Electronics - Semiconductors 7.04%
Fairchild Semiconductor International, Inc. *	58,600	898,338
Freescale Semiconductor, Inc. *	11,200	189,840
Lam Research Corp. *	31,500	909,090
QLogic Corp. *	6,000	243,000
Varian Semiconductor Equipment Associates *	19,400	737,394
		2,977,662
Entertainment & Leisure 0.10%
Bally Total Fitness Holding Corp. *	12,700	44,196

Financial Services 5.72%
Affiliated Managers Group, Inc. *	6,900	428,007
Ambac Financial Group, Inc.	14,400	1,076,401
CIT Group, Inc.	24,100	915,800
		2,420,208
Food Products 0.87%
Smithfield Foods, Inc. *	11,600	365,980

Food Service & Restaurants 3.03%
CBRL Group, Inc.	20,600	850,780
Ruby Tuesday, Inc.	17,700	429,933
		1,280,713
Forest Products & Paper 0.82%
Sappi, Ltd., ADR	28,200	346,860

Healthcare 1.62%
Coventry Health Care, Inc. *	7,300	497,422
Health Net, Inc. *	5,700	186,447
		683,869
Home Furnishings 0.43%
Newell Rubbermaid, Inc.	8,200	179,908

Household Products 1.50%
Yankee Candle Company, Inc., The *	20,000	634,000

Insurance 8.17%
Everest Re Group, Ltd.	4,500	382,995
Platinum Underwriter Holdings, Ltd.	8,100	240,570
Radian Group, Inc.	14,100	673,134
Reinsurance Group of America, Inc.	26,000	1,107,080
RenaissanceRe Holdings, Ltd.	14,600	681,820
UnumProvident Corp.	21,600	367,632
		3,453,231
Investment Companies 1.45%
Apollo Investment Corp.	36,600	614,148

Manufacturing 2.66%
Grupo IMSA, SA de CV, ADR	6,300	131,607
Pall Corp.	18,600	504,432
Parker-Hannifin Corp.	8,000	487,360
		1,123,399
Marine Services 1.92%
IHC Caland, NV	12,765	812,952

Medical - Biotechnology 0.01%
Bio-Rad Laboratories, Inc. *	100	4,871

Medical Products 0.31%
Henry Schein, Inc. *	3,600	129,024

Mining & Metals - Ferrous & Nonferrous 2.34%
Arch Coal, Inc.	11,200	481,712
Inco, Ltd. *	12,800	509,440
		991,152
Multimedia 2.05%
Cinram International, Inc.	40,800	865,638

Office Equipment 0.70%
Tektronix, Inc.	12,100	296,813

Oil & Gas - Distribution & Marketing 0.56%
UGI Corp.	5,200	236,184

Oil & Gas Producers 3.11%
EOG Resources, Inc.	7,600	370,424
Newfield Exploration Co.	2,800	207,928
Noble Energy, Inc.	3,100	210,862
XTO Energy, Inc.	16,021	526,141
		1,315,355
Packaging & Containers 3.23%
Pactiv Corp. *	40,400	943,340
Smurfit-Stone Container Corp. *	27,300	422,331
		1,365,671
Pharmaceutical 5.16%
Barr Pharmaceuticals, Inc. *	16,100	786,163
Biovail Corp. *	15,900	239,772
Endo Pharmaceuticals Holdings, Inc. *	35,000	789,250
Impax Laboratories, Inc. *	13,300	212,800
Theravance, Inc. *	8,400	153,300
		2,181,285
Publishing & Printing 2.61%
Dex Media, Inc.	22,600	466,690
R.R. Donnelley & Sons Co.	20,200	638,724
		1,105,414
Real Estate 1.16%
CB Richard Ellis Group, Inc. *	14,000	489,860

Retail Stores 6.90%
Foot Locker, Inc.	41,200	1,207,160
Office Depot, Inc. *	32,500	720,850
Rent-A-Center, Inc. *	16,400	447,884
Ross Stores, Inc.	18,600	542,004
		2,917,898
Telecommunications - Equipment & Services 3.47%
Scientific-Atlanta, Inc.	13,700	386,614
UnitedGlobalCom, Inc. *	114,235	1,080,663
		1,467,277
Telecommunications - Wireline 0.43%
Citizens Communications Co.	13,900	179,866

Textiles & Apparel 0.85%
V.F. Corp.	6,100	360,754

Transportation 1.11%
Yellow Roadway Corp. *	8,000	468,320

Utilities - Electric & Gas 4.09%
Edison International	10,200	354,144
PPL Corp.	16,300	880,037
Wisconsin Energy Corp.	14,000	497,000
		1,731,181
Wholesale Distributor 1.38%
United Stationers, Inc. *	12,900	583,725

TOTAL COMMON STOCK (Cost $35,993,628)		41,617,538

TOTAL INVESTMENTS (Cost $35,993,628)	98.41%	41,617,538
OTHER ASSETS, LESS LIABILITIES	1.59%	670,587

TOTAL NET ASSETS	100.00%	$42,288,125

LEGEND
* Non-income producing security.
ADR - American Depositary Receipt
† Fair Valued Security
‡ Illiquid Security
# Security purchased pursuant to and is exempt from registration under Section 4(2) of the Securities Act of 1933.

See notes to schedule of investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JEFFERSON PILOT VARIABLE FUND, INC.
SMALL COMPANY PORTFOLIO
MARCH 31, 2005

	Shares	Market Value

COMMON STOCK 98.10%
Advertising 0.97%
aQuantive, Inc. *	54,510	$603,426

Automotive Parts & Equipment 0.86%
CLARCOR, Inc.	6,060	314,878
Commercial Vehicle Group, Inc. *	11,100	222,000
		536,878
Banking 2.61%
Cathay General Bancorp	9,500	299,250
CoBiz, Inc.	8,910	172,676
East West Bancorp, Inc.	8,600	317,512
Silicon Valley Bancshares *	11,830	521,230
Southwest Bancorporation of Texas, Inc.	17,240	316,354
		1,627,022
Building Services 0.48%
Dycom Industries, Inc. *	13,100	301,169

Commercial Services 1.41%
Euronet Worldwide, Inc. *	18,800	536,740
Healthcare Services Group, Inc.	14,005	339,621
		876,361
Computer Information & Technology 3.69%
Caci International, Inc. *	12,900	712,467
Cognex Corp	20,800	517,504
Kanbay International, Inc. *	12,504	255,832
Kronos, Inc. *	15,850	810,094
		2,295,897
Computer Network 2.51%
Altiris, Inc. *	11,830	282,146
MicroStrategy, Inc. *	6,800	369,036
SRA International, Inc. *	15,150	912,788
		1,563,970
Computer Software 4.46%
Avid Technology, Inc. *	7,400	400,488
Blackboard, Inc. *	22,850	398,504
RightNow Technologies, Inc. *	26,780	328,323
Salesforce.Com, Inc.	20,400	305,796
SS&C Technologies, Inc.	17,300	394,440
TIBCO Software, Inc. *	35,800	266,710
Ultimate Software Group, Inc., The *	18,900	302,022
Witness Systems, Inc. *	21,840	383,292
		2,779,575
Consulting Services 6.30%
Advisory Board Co., The	14,460	631,902
Charles River Associates, Inc. *	12,400	611,940
Corporate Executive Board Co., The	14,670	938,147
Navigant Consulting Co. *	35,180	957,951
Sapient Corp. *	19,227	141,222
Wind River Systems, Inc. *	42,600	642,408
		3,923,570
Cosmetics & Personal Care 0.53%
Nu Skin Enterprises, Inc.	14,600	328,646

Delivery & Freight Services 0.77%
EGL, Inc. *	21,000	478,800

Educational Services 2.37%
Bright Horizons Family Solutions, Inc. *	23,600	796,264
Strayer Education, Inc.	3,120	353,558
Universal Technical Institute, Inc. *	8,800	323,840
		1,473,662
Electronic Components 2.68%
Moog, Inc. *	8,040	363,408
Rogers Corp. *	5,380	215,200
Trimble Navigation, Ltd. *	21,300	720,153
Ultralife Batteries, Inc. *	21,580	369,450
		1,668,211
Electronics - Semiconductors 2.93%
ATMI, Inc. *	16,000	400,640
Microsemi Corp. *	33,300	542,457
PortalPlayer, Inc. *	9,770	223,049
Trident Microsystems, Inc. *	17,790	314,527
Varian Semiconductor Equipment Associates *	9,000	342,090
		1,822,763
Entertainment & Leisure 3.94%
Mikohn Gaming Corp. *	33,860	425,282
Scientific Games Corp. *	42,700	975,695
Shuffle Master, Inc. *	36,280	1,050,669
		2,451,646
Financial Services 0.57%
International Securities Exchange, Inc.	4,100	106,600
optionsXpress Holdings, Inc.	15,500	250,945
		357,545
Food Products 1.59%
Ralcorp Holdings, Inc.	7,160	339,026
United Natural Foods, Inc. *	22,700	649,901
		988,927
Food Service & Restaurants 2.76%
P.F. Chang's China Bistro, Inc. *	9,000	538,200
Rare Hospitality International, Inc. *	16,830	519,710
Sonic Corp. *	19,760	659,984
		1,717,894
Healthcare 4.81%
AMERIGROUP Corp. *	13,200	482,592
Centene Corp. *	23,900	716,761
Sierra Health Services *	15,500	989,520
Symbion, Inc. *	22,900	489,373
Wellcare Health Plans, Inc. *	10,500	319,830
		2,998,076
Human Resources 2.77%
51job, Inc., ADR *	14,000	237,860
Heidrick & Struggles International, Inc. *	14,040	516,251
Resources Connection, Inc. *	46,530	973,873
		1,727,984
Insurance 0.49%
ProAssurance Corp.	7,780	307,310

Internet Services 3.79%
Digitas, Inc. *	60,005	606,051
Niku Corp. *	14,900	268,945
Openwave Systems, Inc. *	29,620	361,068
SINA Corp. *	23,400	726,804
Stamps.com, Inc.	24,100	400,060
		2,362,928
Machinery 2.68%
Curtiss-Wright Corp.	9,120	519,840
Joy Global, Inc.	23,750	832,675
Nordson Corp.	8,661	318,898
		1,671,413
Manufacturing 2.29%
Ceradyne, Inc.	10,000	223,700
Hexcel Corp. *	35,200	545,952
Warnaco Group, Inc., The *	27,200	653,888
		1,423,540
Marketing Services 0.54%
Greenfield Online, Inc. *	17,090	335,819

Medical - Biotechnology 3.51%
Abgenix, Inc. *	34,400	240,800
Affymetrix, Inc. *	20,600	882,504
CV Therapeutics, Inc. *	14,700	299,292
LabOne, Inc. *	14,300	493,064
Molecular Devices Corp. *	14,200	269,800
		2,185,460
Medical Products 5.69%
American Medical Systems Holdings, Inc.	27,800	477,604
ArthroCare Corp. *	24,430	696,255
Hologic, Inc.	9,400	299,625
Integra LifeSciences Holdings *	17,250	607,545
Intuitive Surgical, Inc. *	10,700	486,529
Kyphon, Inc. *	17,800	448,026
Ventana Medical Systems, Inc. *	14,000	524,440
		3,540,024
Medical Supplies 1.28%
Sybron Dental Specialties, Inc. *	22,210	797,339

Mining & Metals - Ferrous & Nonferrous 3.35%
Alpha Natural Resources, Inc. *	16,100	461,587
Foundation Coal Holdings, Inc.	26,100	613,611
Steel Dynamics, Inc.	19,400	668,330
Titanium Metals Corp. *	9,500	342,000
		2,085,528
Oil & Gas - Integrated 1.57%
Bill Barrett Corp. *	12,600	364,266
Denbury Resources, Inc. *	17,400	613,002
		977,268
Oil & Gas Producers 3.81%
Encore Acquisition Co.	10,900	450,170
KCS Energy, Inc. *	32,180	494,285
Penn Virginia Corp.	8,620	395,658
Unit Corp. *	22,800	1,029,876
		2,369,989
Oil & Gas Services & Equipment 3.43%
Atwood Oceanics, Inc.	7,200	479,088
Cal Dive International, Inc. *	20,000	906,000
Hydril Co. *	12,900	753,489
		2,138,577
Pharmaceutical 3.43%
Bone Care International, Inc. *	14,210	368,607
Kos Pharmaceuticals, Inc. *	10,000	416,800
K-V Pharmaceutical Co. *	33,960	787,872
Noven Pharmaceutical, Inc. *	19,900	337,504
Vion Pharmaceuticals, Inc. *	78,800	224,580
		2,135,363
Real Estate 1.03%
Jones Lang LaSalle, Inc. *	13,790	643,304

Research & Development 1.53%
PRA International *	16,600	447,038
SFBC International, Inc. *	14,310	504,284
		951,322
Retail - Internet 1.12%
Blue Nile, Inc. *	11,760	325,164
Overstock.com, Inc. *	8,700	374,013
		699,177
Retail Stores 2.74%
Cache, Inc. *	20,980	284,279
Fossil, Inc. *	12,225	316,933
Pacific Sunwear of California, Inc. *	39,400	1,102,408
		1,703,620
Security Systems 0.49%
Armor Holdings, Inc. *	8,230	305,251

Telecommunications - Equipment & Services 0.55%
Plantronics, Inc.	9,000	342,720

Textiles & Apparel 2.00%
Guess?, Inc. *	21,500	294,550
Jos. A. Bank Clothiers, Inc. *	13,700	401,410
Quicksilver, Inc. *	19,000	551,570
		1,247,530
Toys 0.84%
Marvel Enterprises, Inc. *	26,100	522,000

Transportation 1.73%
Forward Air Corp. *	11,080	471,786
Landstar System, Inc. *	18,470	604,893
		1,076,679
Wholesale Distributor 1.20%
Aviall, Inc.	15,800	442,400
Scansource, Inc. *	5,840	302,687
		745,087

TOTAL COMMON STOCK (Cost $55,945,772)		61,089,270

TOTAL INVESTMENTS (Cost $55,945,772)	98.10%	61,089,270
OTHER ASSETS, LESS LIABILITIES	1.90%	1,184,594

TOTAL NET ASSETS	100.00%	$62,273,864

LEGEND
* Non-income producing security.
ADR - American Depositary Receipt

See notes to schedule of investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JEFFERSON PILOT VARIABLE FUND, INC.
SMALL-CAP VALUE PORTFOLIO
MARCH 31, 2005

	Shares	Market Value

COMMON STOCK 97.24%
Automotive Parts & Equipment 1.96%
Bandag, Inc.	8,100	$380,538
Bandag, Inc., Class A	2,600	110,292
CLARCOR, Inc.	9,400	488,424
		979,254
Banking 8.28%
Brookline Bancorp, Inc.	29,600	441,040
Chemical Financial Corp.	19,630	638,073
Chittenden Corp.	19,075	497,285
Cullen/Frost Bankers, Inc.	13,500	609,525
Hudson United Bancorp	23,700	835,425
NetBank, Inc.	9,000	76,320
Provident Financial Services, Inc.	22,700	388,170
Westamerica Bancorporation	12,600	652,302
		4,138,140
Building Materials 3.79%
Eagle Materials, Inc.	3,200	259,008
Eagle Materials, Inc., Class B	2,600	204,880
NCI Building Systems, Inc. *	25,100	968,860
Simpson Manufacturing Company, Inc.	15,000	463,500
		1,896,248
Chemicals 2.74%
Arch Chemicals, Inc.	24,700	703,209
H.B. Fuller Co.	22,900	664,100
		1,367,309
Computer Information & Technology 1.35%
Manhattan Associates, Inc. *	33,000	672,210

Computer Network 1.38%
SafeNet, Inc. *	23,600	691,716

Computer Software 1.08%
Inter-Tel, Inc.	22,100	541,450

Cosmetics & Personal Care 1.76%
Steiner Leisure, Ltd., ADR *	26,900	879,361

Educational Services 0.78%
Learning Tree International, Inc. *	26,892	387,514

Electronic Components 3.08%
Benchmark Electronics, Inc. *	23,900	760,737
Micrel, Inc.	84,300	777,246
		1,537,983
Electronics 2.65%
AMETEK, Inc.	17,400	700,350
Electro Scientific Industries, Inc. *	32,300	626,297
		1,326,647
Electronics - Semiconductors 1.26%
DSP Group, Inc. *	24,500	631,120

Entertainment & Leisure 2.04%
Carmike Cinemas, Inc.	13,500	503,280
World Wrestling Entertainment, Inc.	43,000	516,000
		1,019,280
Financial Services 2.83%
eFunds Corp. *	23,700	528,984
Waddell & Reed Financial, Inc., Class A	44,800	884,352
		1,413,336
Food Products 2.81%
Fresh Del Monte Produce, Inc.	20,300	619,556
Lance, Inc.	48,800	784,216
		1,403,772
Food Service & Restaurants 0.97%
Ryan's Restaurant Group, Inc. *	33,200	482,396

Forest Products & Paper 1.24%
Wausau-Mosinee Paper Corp.	44,000	622,160

Healthcare 2.73%
Option Care, Inc.	29,100	599,169
Renal Care Group, Inc. *	20,200	766,388
		1,365,557
Insurance 1.43%
IPC Holdings, Ltd.	18,200	714,896

Lodging 1.34%
La Quinta Corp. *	78,800	669,800

Machinery 2.96%
Briggs & Stratton Corp.	26,900	979,429
Thomas Industries, Inc.	12,600	499,464
		1,478,893
Manufacturing 6.85%
Acuity Brands, Inc.	28,200	761,400
Lincoln Electric Holdings, Inc.	21,500	646,720
Paxar Corp. *	18,400	392,656
Wabtec, Inc.	31,400	643,386
Warnaco Group, Inc., The *	40,800	980,832
		3,424,994
Marketing Services 3.32%
ADVO, Inc.	21,100	790,195
Arbitron, Inc. *	20,200	866,580
		1,656,775
Medical - Biotechnology 2.04%
Charles River Laboratories International, Inc. *	21,700	1,020,768

Medical Products 2.75%
Arrow International, Inc.	18,434	633,208
Orthofix International, NV *	18,870	738,761
		1,371,969
Medical Supplies 1.44%
Sybron Dental Specialties, Inc. *	20,000	718,000

Multimedia 1.45%
Journal Communications, Inc.	43,700	723,235

Office Equipment 1.87%
Herman Miller, Inc.	31,000	933,720

Oil & Gas - Distribution & Marketing 2.44%
UGI Corp.	26,900	1,221,798

Oil & Gas Producers 2.45%
Brigham Exploration Co. *	52,500	484,575
Cimarex Energy Co. *	19,000	741,000
		1,225,575
Oil & Gas Services & Equipment 4.70%
Pride International, Inc. *	37,700	936,468
Superior Energy Services, Inc. *	34,100	586,520
Universal Compression Holdings, Inc. *	21,800	825,566
		2,348,554
Pharmaceutical 2.69%
ICON, PLC, ADR *	22,000	825,440
Pharmaceutical Product Development, Inc. *	10,700	518,415
		1,343,855
Publishing & Printing 1.19%
Banta Corp.	13,900	594,920

Railroad 1.30%
Florida East Coast Industries, Inc.	15,300	649,944

Real Estate 7.47%
Cresent Real Estate Equities Co., REIT	42,200	689,548
CRT Properties, Inc., REIT	25,400	553,212
Post Properties, Inc., REIT	22,500	698,400
Sun Communities, Inc., REIT	14,400	515,520
Tanger Factory Outlet Centers, Inc., REIT	20,900	459,800
Trammell Crow Co. *	39,700	816,629
		3,733,109
Retail Stores 3.90%
Dress Barn, Inc., The *	40,800	743,376
Payless ShoeSource, Inc. *	76,400	1,206,356
		1,949,732
Telecommunications - Equipment & Services 0.79%
Plantronics, Inc.	10,400	396,032

Utilities - Electric & Gas 2.13%
Black Hills Corp.	17,100	565,497
CH Energy Group, Inc.	5,600	255,920
MGE Energy, Inc.	7,300	241,995
		1,063,412

TOTAL COMMON STOCK (Cost $39,885,586)		48,595,434

TOTAL INVESTMENTS (Cost $39,885,586)	97.24%	48,595,434
OTHER ASSETS, LESS LIABILITIES	2.76%	1,381,416

TOTAL NET ASSETS	100.00%	$49,976,850

LEGEND
* Non-income producing security.
ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

See notes to schedule of investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JEFFERSON PILOT VARIABLE FUND, INC.
INTERNATIONAL EQUITY PORTFOLIO
MARCH 31, 2005

	Shares	Market Value

COMMON STOCK 97.32%
Australia 0.50%
Macquarie Bank, Ltd.	5,240	$194,691

Austria 2.33%
Erste Bank der oestereichischen Sparkassen, AG	17,235	903,863

Brazil 1.96%
Natura Cosmeticos, SA	9,900	270,355
Petroleo Brasilieiro, SA, ADR	11,065	488,852
		759,207
Canada 7.24%
Canadian National Railway Co.	15,843	1,003,020
Research In Motion, Ltd. *	7,534	575,748
Shoppers Drug Mart Corp. *	12,121	404,334
Talisman Energy, Inc.	24,226	828,758
		2,811,860
Czech Republic 1.11%
Cesky Telecom, AS, GDR, Series 144A #	22,860	429,846

France 14.06%
JC Decaux, SA *	22,292	610,176
Renault, SA	6,372	570,615
Sanofi-Aventis	13,675	1,156,172
Thomson, SA	28,326	765,767
Total, SA	4,159	975,695
Vinci, SA	9,558	1,381,401
		5,459,826
Germany 2.10%
HypoVereinsbank *	17,021	417,008
Schering, AG	5,956	397,118
		814,126
Hong Kong 4.40%
CNOOC, Ltd., ADR	8,594	470,178
Hang Lung Properties, Ltd.	264,331	382,971
Shangri-La Asia, Ltd.	584,369	854,143
		1,707,292
India 2.95%
ICICI Bank, Ltd., ADR	21,998	455,799
Reliance Industries, Ltd., GDR, Series 144A #	27,640	691,174
		1,146,973
Ireland 2.19%
Anglo Irish Bank Corporation, PLC	33,859	850,216

Italy 3.16%
Banca Intesa, SpA	84,250	429,244
Riunione Adriatica di Sicurta, SpA	33,724	795,543
		1,224,787
Japan 17.93%
Canon, Inc.	8,000	430,067
Fanuc, Ltd.	7,559	474,204
Keyence Corp.	2,500	580,591
Millea Holdings, Inc.	30	437,547
Mitsubishi Tokyo Financial Group, Inc.	88	765,146
Promise Company, Ltd.	13,900	952,571
Sony Corp.	4,200	167,670
Sumitomo Realty & Development Company, Ltd.	60,000	725,879
Takefuji Corp.	5,700	384,761
Trend Micro, Inc.	9,000	387,902
Yamada Denki Company, Ltd. *	17,300	908,994
Yamanouchi Pharmaceutical Company, Ltd.	22,000	746,634
		6,961,966
Mexico 3.75%
America Movil, SA de CV, Series L, ADR	13,637	703,669
Grupo Televisa, SA, ADR	12,807	753,052
		1,456,721
Singapore 2.07%
Capitaland, Ltd.	565,000	805,039

South Africa 1.87%
Sasol, Ltd.	31,177	727,554

South Korea 1.02%
Samsung Electronics Company, Ltd.	800	395,470

Sweden 2.53%
ForeningsSparbanken, AB	24,671	584,969
Telefonaktiebolaget LM Ericsson, ADR *	14,070	396,774
		981,743
Switzerland 8.89%
Lonza Group, AG	9,796	601,617
Swiss Life Holding *	5,945	896,813
UBS, AG	23,065	1,954,494
		3,452,924
United Kingdom 13.45%
ARM Holdings, PLC	307,492	611,556
BHP Billiton, PLC	28,916	388,497
BP, PLC	37,450	388,158
British Energy Group, PLC *	84,912	446,061
EMI Group, PLC	90,823	405,460
Enterprise Inns, PLC	99,787	1,453,813
InterContinental Hotels Group, PLC	90,611	1,057,300
Reckitt Benckiser, PLC	14,801	470,432
		5,221,277
United States 3.81%
Kerzner International, Ltd. *	7,956	487,146
NTL, Inc. *	6,000	382,020
Wynn Resorts, Ltd. *	9,002	609,795
		1,478,961

TOTAL COMMON STOCK (Cost $35,516,119)		37,784,342

PREFERRED STOCK 1.70%
Germany 1.70%
Fresenius, AG	5,660	658,249

TOTAL PREFERRED STOCK (Cost $591,631)		658,249

TOTAL INVESTMENTS (Cost $36,107,750)	99.02%	38,442,591
OTHER ASSETS, LESS LIABILITIES	0.98%	380,435

TOTAL NET ASSETS	100.00%	$38,823,026

LEGEND
* Non-income producing security.
# Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers.
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
PLC - Public Limited Company

See notes to schedule of investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JEFFERSON PILOT VARIABLE FUND, INC.
WORLD GROWTH STOCK PORTFOLIO
MARCH 31, 2005

	Shares	Market Value

COMMON STOCK 95.21%
Australia 0.62%
AMP, Ltd.	141,900	$777,173

Bermuda 1.93%
Ace, Ltd.	32,000	1,320,640
XL Capital, Ltd.	15,300	1,107,261
		2,427,901
Canada 2.40%
Alcan, Inc.	24,120	917,034
BCE, Inc.	59,880	1,497,124
Celestica, Inc.	44,660	600,191
		3,014,349
Finland 3.06%
KCI Konecranes Oyj	36,700	1,519,706
Stora Enso Oyj, Class R	93,800	1,320,320
UPM-Kymmene Oyj	45,050	1,001,241
		3,841,267
France 5.34%
Accor, SA	21,770	1,068,411
Axa	38,470	1,027,500
Sanofi-Aventis	21,766	1,840,237
Suez, SA	54,700	1,475,919
Total, SA	5,500	1,290,291
		6,702,358
Germany 5.54%
BASF, AG	17,700	1,257,220
Bayer, AG	33,400	1,106,966
Deutsche Post, AG	70,300	1,715,927
E.On, AG	21,860	1,878,017
Volkswagen, AG	21,000	1,002,236
		6,960,366
Hong Kong 2.84%
Cheung Kong (Holdings), Ltd.	73,000	648,159
China Mobile (Hong Kong), Ltd., ADR	37,600	617,016
Hutchison Whampoa, Ltd.	160,800	1,365,874
Swire Pacific, Ltd.	118,500	938,197
		3,569,246
Israel 0.46%
Check Point Software Technologies, Ltd. *	26,740	581,328

Italy 2.91%
ENI, SpA	71,900	1,871,792
Riunione Adriatica di Sicurta, SpA	75,700	1,785,749
		3,657,541
Japan 7.46%
East Japan Railway Co.	170	915,482
Hitachi, Ltd.	188,000	1,170,606
NEC Corp.	94,000	569,484
Nintendo Company, Ltd.	13,600	1,487,659
Nippon Telegraph & Telephone Corp.	344	1,508,377
Nomura Holdings, Inc.	86,000	1,206,058
Sony Corp.	31,300	1,249,542
Takeda Pharmaceutical Company, Ltd.	26,400	1,261,257
		9,368,465
Mexico 1.20%
Telefonos de Mexico, SA de CV, ADR	43,700	1,508,961

Netherlands 5.58%
Akzo Nobel, NV	26,270	1,202,534
ING Groep, NV	56,540	1,712,220
Koninklijke (Royal) Philips Electronics, NV	61,700	1,704,088
Reed Elsevier, NV	94,800	1,432,966
Wolters Kluwer, NV, CVA	52,470	960,882
		7,012,690
Norway 0.92%
Telenor, ASA	128,400	1,159,065

Portugal 0.91%
Portugal Telecom, SGPS, SA	96,940	1,138,988

Singapore 0.48%
DBS Group Holdings, Ltd.	67,337	608,332

South Korea 4.42%
Kookmin Bank	20,650	922,184
KT Corp., ADR	51,580	1,099,170
Samsung Electronics Company, Ltd.	5,510	2,723,801
SK Telecom Company, Ltd., ADR	40,600	800,632
		5,545,787
Spain 5.15%
Banco Santander Central Hispano, SA *	137,800	1,666,515
Iberdrola, SA	49,700	1,303,543
Repsol, SA	74,400	1,974,588
Telefonica, SA	87,400	1,526,717
		6,471,363
Sweden 4.77%
Autoliv, Inc., SDR	21,000	1,006,290
Nordea, AB	235,500	2,390,710
Securitas, AB, Class B	86,240	1,383,621
Volvo, AB, Series B	27,400	1,215,712
		5,996,333
Switzerland 3.06%
Nestle, SA	4,880	1,339,861
Swiss Re	13,400	962,925
UBS, AG	18,210	1,543,091
		3,845,877
Taiwan 0.96%
Chunghwa Telecom Company, Ltd., ADR	47,500	1,006,525
Compal Electronics, Inc., Series 144A, GDR #	43,000	196,192
		1,202,717
United Kingdom 19.04%
Amvescap, PLC	67,650	426,648
BAE Systems, PLC	457,500	2,243,405
BHP Billiton, PLC	85,921	1,154,381
Boots Group, PLC	76,100	896,605
BP Amoco, PLC, ADR	11,700	730,080
British Sky Broadcasting Group, PLC	147,600	1,619,082
Cadbury Schweppes, PLC	138,710	1,390,507
Compass Group, PLC	213,200	972,937
GlaxoSmithKline, PLC	82,100	1,881,846
HSBC Holdings, PLC	68,000	1,081,109
Pearson, PLC	61,270	746,772
Rentokil Initial, PLC	324,500	993,367
Rolls-Royce Group, PLC	255,000	1,175,737
Royal Bank of Scotland Group, PLC	37,500	1,193,311
Shell Transport & Trading Company, PLC	157,100	1,410,100
Shire Pharmaceuticals Group, PLC	131,420	1,501,198
Smiths Group, PLC	84,420	1,358,345
Standard Chartered, PLC	39,150	704,286
Unilever, PLC	115,320	1,139,689
Vodafone Group, PLC, ADR	48,900	1,298,784
		23,918,189
United States 16.16%
Abbott Laboratories	26,700	1,244,754
AmerisourceBergen Corp.	15,900	910,911
Aon Corp.	36,300	829,092
Bank of America Corp.	27,200	1,199,520
BMC Software, Inc. *	82,440	1,236,600
Bristol-Myers Squibb Co.	47,830	1,217,752
Cadence Design Systems, Inc. *	56,630	846,619
CIGNA Corp.	10,500	937,650
DirecTV Group, Inc., The *	113,500	1,636,670
Dow Chemical Co., The	23,460	1,169,481
Electronic Data Systems Corp.	22,260	460,114
H&R Block, Inc.	25,800	1,304,964
King Pharmaceuticals, Inc. *	54,860	455,887
Maxtor Corp. *	143,000	760,760
Millipore Corp. *	14,100	611,940
Morgan Stanley	10,420	596,545
Pfizer, Inc.	24,300	638,361
Target Corp.	29,960	1,498,599
Temple-Inland, Inc.	17,330	1,257,292
Tenet Healthcare Corp. *	82,800	954,684
Time Warner, Inc. *	30,000	526,500
		20,294,695

TOTAL COMMON STOCK (Cost $96,733,752)		119,602,991

PREFERRED STOCK 0.55%
Brazil 0.55%
Companhia Vale do Rio Doce, (CVRD), ADR	25,800	685,506

TOTAL PREFERRED STOCK (Cost $206,830)		685,506

TOTAL INVESTMENTS (Cost $96,940,582)	95.76%	120,288,497
OTHER ASSETS, LESS LIABILITIES	4.24%	5,329,720

TOTAL NET ASSETS	100.00%	$125,618,217

LEGEND
* Non-income producing security.
# Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers.
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
PLC - Public Limited Company
SDR - Swedish Depositary Receipt

See notes to schedule of investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JEFFERSON PILOT VARIABLE FUND, INC.
HIGH YIELD BOND PORTFOLIO
MARCH 31, 2005

	Shares	Market Value

COMMON STOCK 1.02%
Automotive Parts & Equipment 0.31%
Magna International, Inc.	1,000	$66,900

Broadcasting 0.26%
Telewest Global, Inc. *	3,183	56,626

Chemicals 0.00%
Sterling Chemicals, Inc. *	4	164

Forest Products & Paper 0.02%
Corp Durango, SA de CV, Series B	3,498	3,128

Mining & Metals - Ferrous & Nonferrous 0.00%
Oxford Automotive, Inc. *†	12	0

Pharmaceutical 0.21%
Merck & Company, Inc.	1,400	45,318

Telecommunications - Integrated 0.21%
NTL, Inc. *	723	46,033

Telecommunications - Wireline 0.01%
Versatel Telecom International, NV *	660	1,484

TOTAL COMMON STOCK (Cost $226,381)		219,653

PREFERRED STOCK 0.29%
Publishing & Printing 0.29%
PRIMEDIA, Inc., Series H, 8.625%, due 04/01/10	650	62,400

Real Estate 0.00%
HRPT Properties Trust, Series B	25	668

Telecommunications - Integrated 0.00%
PTV, Inc., 10.000%, due 01/10/23	1	4

TOTAL PREFERRED STOCK (Cost $65,094)		63,072

RIGHTS AND WARRANTS 0.01%
Broadcasting 0.01%
Ono Finance, PLC, Series 144A, Equity Value Certificate, exp. 05/31/09 *#†	105	0
XM Satellite Radio, Inc., Warrants, exp. 03/15/10 *	35	2,450
		2,450
Chemicals 0.00%
Sterling Chemicals, Inc., Warrants, exp. 12/31/08 *†	7	0

Machinery 0.00%
Thermadyne Holdings Corp., Series B, Warrants, exp. 06/23/06 *	101	10

Packaging & Containers 0.00%
Pliant Corp., Series 144A, Warrants, exp. 06/01/10 *#‡	20	0

Telecommunications - Integrated 0.00%
Jazztel, PLC, Series 144A, Warrants, exp. 04/01/09 *#†	40	0

TOTAL RIGHTS AND WARRANTS (Cost $2,405)		2,460

	Principal Value
CORPORATE BONDS 82.40%
Advertising 0.54%
Lamar Media Corp., 7.250%, due 01/01/13	$45,000	46,800
WDAC Subsidiary Corp., Series 144A, 8.375%, due 12/01/14 #	75,000	69,750
		116,550
Aerospace & Defense 1.26%
Argo-Tech Corp., 9.250%, due 06/01/11	60,000	64,500
BE Aerospace, Inc., Series B, 8.875%, due 05/01/11	90,000	91,125
L-3 Communications Corp., 5.875%, due 01/15/15	50,000	48,000
L-3 Communications Corp., 6.125%, due 01/15/14	70,000	68,950
		272,575
Agricultural Operations 0.69%
IMC Global, Inc., 10.875%, due 08/01/13	70,000	83,650
Seminis, Inc., 10.250%, due 10/01/13	55,000	64,900
		148,550
Asset-Backed Securities 0.49%
Continental Airlines, Inc., Series 974B, 6.900%, due 01/02/17	17,273	13,998
Continental Airlines, Inc., Series 981B, 6.748%, due 03/15/17	18,537	15,129
Continental Airlines, Inc., Series 991B, 6.795%, due 08/02/18	35,303	30,048
Continental Airlines, Inc., Series 99-2, 7.566%, due 03/15/20	56,849	47,801
		106,976
Automotive Parts & Equipment 1.23%
ArvinMeritor, Inc., 8.750%, due 03/01/12	5,000	5,200
Cooper Standard Automotive, Inc., Series 144A, 8.375%, due 12/15/14 #	30,000	24,375
Metaldyne Corp., 11.000%, due 06/15/12	45,000	36,450
Metaldyne Corp., Series 144A, 10.000%, due 11/01/13 #	40,000	36,400
Rexnord Corp., 10.125%, due 12/15/12	25,000	27,500
Tenneco Automotive, Inc., 10.250%, due 07/15/13	35,000	39,025
TRW Automotive, Inc., 11.000%, due 02/15/13	39,000	43,680
TRW Automotive, Inc., 9.375%, due 02/15/13	50,000	53,750
		266,380
Automotive Rentals 0.73%
United Rentals, Inc., 6.500%, due 02/15/12	45,000	43,763
United Rentals, Inc., 7.750%, due 11/15/13	70,000	67,900
United Rentals, Inc., 7.000%, due 02/15/14	50,000	45,750
		157,413
Broadcasting 7.16%
Albritton Communications, Inc., 7.750%, due 12/15/12	106,000	104,410
Cablevision Systems - New York Group, Series 144A, 8.000%, due 04/15/12 #	55,000	56,513
Charter Communications Operating Holdings, LLC, 8.750%, due 11/15/13	30,000	30,000
Charter Communications Operating Holdings, LLC, Series 144A,
8.375%, due 04/30/14 #	30,000	30,150
Charter Communications Holdings, LLC, 8.625%, due 04/01/09	325,000	251,063
Charter Communications Holdings, LLC, 9.920%, Step-up, due 04/01/11	160,000	122,800
CSC Holdings, Inc., Series B, 8.125%, due 08/15/09	105,000	110,775
CSC Holdings, Inc., Series 144A, 6.750%, due 04/15/12 #	55,000	54,588
DIRECTV Holdings, LLC, 8.375%, due 03/15/13	65,000	70,363
EchoStar DBS Corp., 6.375%, due 10/01/11	140,000	137,200
Frontiervision Holdings, LP, 11.000%, due 10/15/06 §	55,000	72,600
Frontiervision Holdings, LP, Series B, 11.875%, Step-up, due 09/15/07 §	30,000	40,350
Frontiervision Holdings, LP, 11.875%, Step-up, due 09/15/07 §	20,000	26,900
Granite Broadcasting Corp., 9.750%, due 12/01/10	110,000	102,300
Mediacom, LLC/Mediacom Capital Corp., 9.500%, due 01/15/13	65,000	64,838
Paxson Communications Corp., Zero Coupon, Step-up, due 01/15/09	195,000	181,350
Spanish Broadcasting System, Inc., 9.625%, due 11/01/09	50,000	52,375
Young Broadcasting, Inc., 8.500%, due 12/15/08	40,000	41,900
		1,550,475
Building Construction 1.21%
D.R. Horton, Inc., 8.000%, due 02/01/09	85,000	91,384
Technical Olympic USA, Inc., 9.000%, due 07/01/10	20,000	20,700
Technical Olympic USA, Inc., 7.500%, due 03/15/11	10,000	9,600
Technical Olympic USA, Inc., Series 144A, 7.500%, due 01/15/15 #	45,000	41,625
WCI Communities, Inc., 7.875%, due 10/01/13	60,000	60,900
WCI Communities, Inc., Series 144A, 6.625%, due 03/15/15 #‡	40,000	38,000
		262,209
Building Materials 1.03%
Building Materials Corporation of America, 7.750%, due 08/01/14	110,000	110,000
Nortek Holdings, Inc., Series 144A, Zero Coupon, Step-up, due 03/01/14 #	63,000	33,548
Nortek, Inc., 8.500%, due 09/01/14	65,000	62,725
Werner Holdings Company, Inc., 10.000%, due 11/15/07	25,000	17,750
		224,023
Chemicals 2.92%
ARCO Chemical Co., 9.800%, due 02/01/20	40,000	45,200
Equistar Chemicals, LP, 10.625%, due 05/01/11	110,000	123,475
Hercules, Inc., 6.750%, due 10/15/29	65,000	63,700
Huntsman International, LLC, 10.125%, due 07/01/09	66,000	68,640
Huntsman International, LLC, Series 144A, 7.375%, due 01/01/15 #	80,000	79,600
Lyondell Chemical Co., 9.500%, due 12/15/08	40,000	42,800
Lyondell Chemical Co., 11.125%, due 07/15/12	40,000	46,000
Nalco Co., 7.750%, due 11/15/11	25,000	26,000
Nalco Co., 8.875%, due 11/15/13	25,000	26,750
Resolution Performance Products, LLC, 13.500%, due 11/15/10	45,000	48,600
Rockwood Specialties, Inc., 10.625%, due 05/15/11	55,000	61,050
		631,815
Collateralized Mortgage Obligation 2.00%
Asset Securitization Corp., Series 1996-MD6, Series 144A, Class B1, 7.926%,
Floating Rate, due 11/13/29 #‡	100,000	74,291
Asset Securitization Corp., Series 1996-MD6, Class A7, 7.436%,
Floating Rate, due 11/13/29	100,000	102,732
Commercial Mortgage Acceptance Corp., Series 1998-C2, Series 144A,
5.440%, due 05/15/13 #	140,000	139,228
First Union National Bank Commercial Mortgage Securities, Inc., Series 2000-C2,
Series 144A, Class H, 6.750%, due 10/15/32 #	40,000	42,313
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Series 144A, Class G,
7.898%, due 04/15/34 #	41,000	45,027
Morgan Stanley Capital I, Series 144A, 1.430%, Floating Rate, due 04/28/39 #	335,672	28,532
		432,123
Commercial Services 1.39%
Integrated Electrical Services, Inc., Series C, 9.375%, due 02/01/09	60,000	57,600
Iron Mountain, Inc., 8.625%, due 04/01/13	25,000	25,250
Iron Mountain, Inc., 7.750%, due 01/15/15	60,000	59,250
Iron Mountain, Inc., 6.625%, due 01/01/16	30,000	27,375
U.S. Oncology, Inc., Series 144A, 10.750%, due 08/15/14 #	55,000	60,500
Williams Scotsman, Inc., 9.875%, due 06/01/07	55,000	54,725
Williams Scotsman, Inc., 10.000%, due 08/15/08	15,000	16,050
		300,750
Cosmetics & Personal Care 0.51%
Revlon Consumer Products Corp., 8.125%, due 02/01/06	35,000	32,288
Revlon Consumer Products Corp., Series 144A, 9.500%, due 04/01/11 #‡	80,000	78,600
		110,888
Educational Services 0.18%
Knowledge Learning Corporation, Inc., Series 144A, 7.750%, due 02/01/15 #	40,000	38,600

Entertainment & Leisure 5.90%
AMC Entertainment, Inc., 9.500%, due 02/01/11	49,000	50,225
AMC Entertainment, Inc., Series 144A, 8.625%, due 08/15/12 #	80,000	85,200
AMF Bowling Worldwide, Inc., 10.000%, due 03/01/10	30,000	30,750
Aztar Corp., 7.875%, due 06/15/14	55,000	58,438
Boyd Gaming Corp., 6.750%, due 04/15/14	95,000	93,813
Herbst Gaming, Inc., Series 144A, 7.000%, due 11/15/14 #	10,000	9,950
Isle of Capri Casinos, Inc., 7.000%, due 03/01/14	45,000	44,550
K2, Inc., 7.375%, due 07/01/14	65,000	67,275
LCE Acquisition Corp., Series 144A, 9.000%, due 08/01/14 #	60,000	59,700
Mandalay Resort Group, 9.375%, due 02/15/10	60,000	66,450
MGM Mirage, Inc., 8.500%, due 09/15/10	85,000	93,075
MGM Mirage, Inc., 8.375%, due 02/01/11	115,000	124,200
Park Place Entertainment Corp., 8.875%, due 09/15/08	25,000	27,406
Park Place Entertainment Corp., 8.125%, due 05/15/11	105,000	116,288
Penn National Gaming, Inc., Series 144A, 6.750%, due 03/01/15 #	50,000	49,250
Pinnacle Entertainment, Inc., 8.250%, due 03/15/12	100,000	100,000
Royal Caribbean Cruises, Ltd., 6.875%, due 12/01/13	55,000	57,338
Scientific Games Corp., Series 144A, 6.250%, due 12/15/12 #	20,000	19,900
Six Flags, Inc., 9.750%, due 04/15/13	85,000	79,263
Station Casinos, Inc., 6.500%, due 02/01/14	45,000	44,663
		1,277,734
Environmental Controls 0.54%
Allied Waste North America, Inc., 6.500%, due 11/15/10	120,000	116,400

Financial Services 3.36%
Affinia Group, Inc., Series 144A, 9.000%, due 11/30/14 #	70,000	64,750
Burns Philp Capital Property, Ltd., Series B, 9.750%, due 07/15/12	105,000	114,450
Couche-Tard Financing Corp., 7.500%, due 12/15/13	90,000	94,500
Crystal U.S. Holdings 3, LLC, Series 144A, Series B, Zero Coupon,
Step-up, due 10/01/14 #	65,000	45,500
Crystal U.S. Holdings 3, LLC, Series 144A, Zero Coupon, Step-up, due 10/01/14 #	20,000	14,400
Da-Lite Screen Company, Inc., 9.500%, due 05/15/11	60,000	65,100
General Motors Acceptance Corp., 6.125%, due 08/28/07	35,000	34,129
General Motors Acceptance Corp., 5.125%, due 05/09/08	35,000	32,405
K&F Acquisition, Inc., Series 144A, 7.750%, due 11/15/14 #	20,000	19,400
MagnaChip Semiconductor, SA, Series 144A, 8.000%, due 12/15/14 #	10,000	10,225
Milacron Escrow Corp., 11.500%, due 05/15/11	95,000	103,550
Nalco Finance Holdings, Inc., Zero Coupon, Step-up, due 02/01/14	73,000	55,115
Refco Finance Holdings, LLC, Series 144A, 9.000%, due 08/01/12 #	40,000	42,400
Standard Aero Holdings, Inc., Series 144A, 8.250%, due 09/01/14 #	30,000	31,050
		726,974
Food Products 0.69%
Merisant Co., Series 144A, 9.500%, due 07/15/13 #	30,000	25,800
Michael Foods, Inc., 8.000%, due 11/15/13	50,000	52,000
Smithfield Foods, Inc., 7.000%, due 08/01/11	70,000	71,663
		149,463
Food Service & Restaurants 0.83%
Carrols Corp., Series 144A, 9.000%, due 01/15/13 #	65,000	66,950
Roundy's, Inc., Series B, 8.875%, due 06/15/12	105,000	112,350
		179,300
Forest Products & Paper 1.76%
Buckeye Technologies, Inc., 8.500%, due 10/01/13	90,000	94,500
Georgia-Pacific Corp., 7.750%, due 11/15/29	27,000	29,430
Georgia-Pacific Corp., 9.375%, due 02/01/13	175,000	195,563
Newark Group, Inc., 9.750%, due 03/15/14	60,000	60,900
		380,393
Healthcare 3.20%
DaVita, Inc., Series 144A, 6.625%, due 03/15/13 #‡	40,000	39,600
DaVita, Inc., Series 144A, 7.250%, due 03/15/15 #‡	50,000	49,000
Extendicare Health Services, Inc., 6.875%, due 05/01/14	40,000	39,500
HCA, Inc., 7.875%, due 02/01/11	185,000	200,152
HCA, Inc., 6.375%, due 01/15/15	70,000	69,485
HEALTHSOUTH Corp., 7.625%, due 06/01/12	45,000	43,200
InSight Health Services Corp., Series B, 9.875%, due 11/01/11	70,000	68,600
Tenet Healthcare Corp., 6.500%, due 06/01/12	70,000	64,838
Tenet Healthcare Corp., 9.875%, due 07/01/14	70,000	72,800
Tenet Healthcare Corp., Series 144A, 9.250%, due 02/01/15 #‡	45,000	44,888
		692,063
Household Products 1.06%
Johnsondiversey, Inc., Series B, 9.625%, due 05/15/12	85,000	91,375
Johnsondiversey Holdings, Inc., Zero Coupon, Step-up, due 05/15/13	160,000	137,600
		228,975
Lodging 1.02%
Hilton Hotels Corp., 7.625%, due 12/01/12	60,000	68,500
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, due 05/01/12	140,000	152,950
		221,450
Machinery 1.91%
Case Corp., 7.250%, due 01/15/16	25,000	23,750
Case New Holland, Inc., Series 144A, 9.250%, due 08/01/11 #	65,000	69,225
JLG Industries, Inc., 8.250%, due 05/01/08	110,000	116,600
Manitowoc Company, Inc., The, 10.375%, due 05/15/11	40,000	57,317
Manitowoc Company, Inc., The, 10.500%, due 08/01/12	8,000	9,080
Terex Corp., Series B, 10.375%, due 04/01/11	70,000	76,125
Terex Corp., 9.250%, due 07/15/11	25,000	27,250
Thermadyne Holdings Corp., 9.250%, due 02/01/14	35,000	33,600
		412,947
Manufacturing 2.02%
AMSTED Industries, Inc., Series 144A, 10.250%, due 10/15/11 #	95,000	103,550
Church & Dwight Company, Inc., Series 144A, 6.000%, due 12/15/12 #	25,000	24,375
Hexcel Corp., 9.750%, due 01/15/09	39,000	40,587
KI Holdings, Inc., Series 144A, Zero Coupon, Step-up, due 11/15/14 #	73,000	44,895
Samsonite Corp., 8.875%, due 06/01/11	70,000	73,325
Transdigm, Inc., 8.375%, due 07/15/11	65,000	66,706
TriMas Corp., 9.875%, due 06/15/12	25,000	25,500
Valmont Industries, Inc., 6.875%, due 05/01/14	60,000	59,400
		438,338
Medical - Biotechnology 0.28%
EGL Acquisition Corp., Series 144A, 7.625%, due 02/01/15 #	60,000	60,000

Medical Products 0.69%
CDRV Investors, Inc., Series 144A, Zero Coupon, Step-up, due 01/01/15 #	115,000	69,288
Fisher Scientific International, Inc., 8.125%, due 05/01/12	74,000	80,290
		149,578
Mining & Metals - Ferrous & Nonferrous 0.94%
AK Steel Corp., 7.750%, due 06/15/12	45,000	43,313
Century Aluminum Co., 7.500%, due 08/15/14	50,000	50,500
Foundation PA Coal Co., 7.250%, due 08/01/14	45,000	45,675
Intermet Corp., 9.750%, due 06/15/09 §	30,000	16,800
Peabody Energy Corp., 5.875%, due 04/15/16	50,000	48,250
		204,538
Mining & Metals - Precious 0.32%
Freeport-McMoRan Copper & Gold, Inc., 6.875%, due 02/01/14	71,000	69,935

Motor Vehicle Manufacturing 0.79%
General Motors Corp., 8.375%, due 07/15/33	99,000	84,717
Navistar International Corp., 7.500%, due 06/15/11	85,000	85,638
		170,355
Multimedia 0.50%
Emmis Operating Co., 6.875%, due 05/15/12	45,000	44,100
Medianews Group, Inc., 6.875%, due 10/01/13	65,000	63,700
		107,800
Office Equipment 0.85%
General Binding Corp., 9.375%, due 06/01/08	80,000	80,400
Xerox Corp., 7.625%, due 06/15/13	100,000	104,500
		184,900
Oil & Gas - Distribution & Marketing 1.10%
ANR Pipeline, Inc., 9.625%, due 11/01/21	110,000	136,600
Colorado Interstate Gas Co., Series 144A, 5.950%, due 03/15/15 #‡	10,000	9,640
Enterprise Products Operating, LP, Series B, 6.375%, due 02/01/13	35,000	36,689
Enterprise Products Operating, LP, 5.600%, due 10/15/14	57,000	56,255
		239,184
Oil & Gas - Integrated 3.03%
Amerada Hess Corp., 7.300%, due 08/15/31	60,000	67,661
AmeriGas Partners, LP, Series B, 8.875%, due 05/20/11	75,000	79,500
El Paso Natural Gas Corp., Series A, 7.625%, due 08/01/10	60,000	62,917
El Paso Corp., 7.000%, due 05/15/11	150,000	144,000
El Paso Corp., 7.750%, due 06/01/13	130,000	131,625
Plains Exploration & Production Co., 7.125%, due 06/15/14	65,000	67,925
Williams Companies, Inc., The, 7.125%, due 09/01/11	98,000	102,288
		655,916
Oil & Gas Producers 2.44%
Belden & Blake Corp., 8.750%, due 07/15/12	50,000	49,625
Chesapeake Energy Corp., 8.125%, due 04/01/11	40,000	42,400
Chesapeake Energy Corp., 7.000%, due 08/15/14	82,000	84,460
Chesapeake Energy Corp., Series 144A, 6.375%, due 06/15/15 #	30,000	29,625
Chesapeake Energy Corp., 6.875%, due 01/15/16	95,000	95,950
Encore Acquisition, Co., 8.375%, due 06/15/12	40,000	43,200
Encore Acquisition, Co., 6.250%, due 04/15/14	15,000	15,000
MarkWest Energy Partners, Series 144A, 6.875%, due 11/01/14 #	60,000	60,000
Newfield Exploration Co., 6.625%, due 09/01/14	45,000	45,563
Premcor Refining Group, Inc., 7.750%, due 02/01/12	30,000	30,975
Premcor Refining Group, Inc., 7.500%, due 06/15/15	30,000	30,825
		527,623
Oil & Gas Services & Equipment 0.64%
Dynegy Holdings, Inc., Series 144A, 9.875%, due 07/15/10 #	35,000	37,494
Dynegy Holdings, Inc., 6.875%, due 04/01/11	5,000	4,438
Dynegy Holdings, Inc., Series 144A, 10.125%, due 07/15/13 #	25,000	27,250
Hanover Compressor Co., 9.000%, due 06/01/14	65,000	69,550
		138,732
Packaging & Containers 2.36%
Graphic Packaging International Corp., 8.500%, due 08/15/11	10,000	10,500
Graphic Packaging International Corp., 9.500%, due 08/15/13	75,000	79,500
Greif Bros. Corp., 8.875%, due 08/01/12	65,000	70,200
Huntsman Packaging, 13.000%, due 06/01/10	45,000	38,025
Owens-Brockway Glass Containers, Inc., 8.875%, due 02/15/09	15,000	16,013
Owens-Brockway Glass Containers, Inc., 8.250%, due 05/15/13	70,000	74,025
Owens-Illinois, Inc., 7.800%, due 05/15/18	45,000	45,788
Plastipak Holdings, Inc., 10.750%, due 09/01/11	40,000	44,400
Pliant Corp., Zero Coupon, Step-up, due 06/15/09	10,000	9,000
Pliant Corp., 13.000%, due 06/01/10	15,000	12,675
Smurfit-Stone Container Corp., 8.250%, due 10/01/12	60,000	61,650
Stone Container Finance, 7.375%, due 07/15/14	50,000	49,500
		511,276
Pharmaceutical 0.64%
AmerisourceBergen Corp., 7.250%, due 11/15/12	65,000	68,900
Warner Chilcott Corp., Series 144A, 8.750%, due 02/01/15 #	70,000	70,350
		139,250
Publishing & Printing 1.89%
Dex Media East, LLC, 12.125%, due 11/15/12	68,000	80,580
Dex Media, Inc., Zero Coupon, Step-up, due 11/15/13	225,000	171,000
Mail-Well, Inc., 9.625%, due 03/15/12	80,000	85,200
PRIMEDIA, Inc., 8.875%, due 05/15/11	70,000	72,975
		409,755
Railroad 0.35%
Kansas City Southern Railway, 7.500%, due 06/15/09	75,000	76,500

Real Estate 0.59%
Host Marriott Corp., 7.125%, due 11/01/13	60,000	59,550
Host Marriott Corp., Series 144A, 6.375%, due 03/15/15 #‡	50,000	47,750
MeriStar Hospitality Corp., 10.500%, due 06/15/09	20,000	21,400
		128,700
Retail Stores 1.69%
Dollar General Corp., 8.625%, due 06/15/10	75,000	84,938
Duane Reade, Inc., 9.750%, due 08/01/11	40,000	35,200
Finlay Fine Jewelry Corp., 8.375%, due 06/01/12	110,000	103,950
Rite Aid Corp., 9.250%, due 06/01/13	100,000	99,500
Rite Aid Corp., 6.875%, due 08/15/13	35,000	32,550
Saks, Inc., 7.000%, due 12/01/13	11,000	9,955
		366,093
Telecommunications - Equipment & Services 0.81%
GCI, Inc., 7.250%, due 02/15/14	70,000	67,900
Lucent Technologies, Inc., 5.500%, due 11/15/08	45,000	43,538
Lucent Technologies, Inc., 6.450%, due 03/15/29	45,000	39,038
Northern Telecom Capital, 7.875%, due 06/15/26	25,000	25,125
		175,601
Telecommunications - Integrated 5.06%
AT&T Corp., 9.050%, Step-up, due 11/15/11	83,000	94,309
Cincinnati Bell, Inc., 8.375%, due 01/15/14	75,000	73,875
Cincinnati Bell, Inc., Series 144A, 8.375%, due 01/15/14 #	10,000	9,850
Citizens Communications Co., 9.250%, due 05/15/11	90,000	98,550
Citizens Communications Co., 6.250%, due 01/15/13	35,000	32,900
MCI, Inc., 5.908%, due 05/01/07	51,000	51,893
MCI, Inc., 7.688%, due 05/01/09	51,000	53,040
PanAmSat Holding Corp., Series 144A, Zero Coupon, Step-up, due 11/01/14 #	100,000	65,000
Qwest Capital Funding, Inc., 7.250%, due 02/15/11	80,000	74,600
Qwest Corp., Series 144A, 7.875%, due 09/01/11 #	80,000	82,400
Qwest Corp., Series 144A, 9.125%, due 03/15/12 #	95,000	103,313
Qwest Services Corp., Series 144A, 14.000%, due 12/15/10 #	280,000	324,080
Zeus Special Subsidiary, Ltd., Series 144A, Zero Coupon, Step-up, due 02/01/15 #	50,000	31,625
		1,095,435
Telecommunications - Wireless 3.88%
Alamosa Delaware, Inc., Zero Coupon, Step-up, due 07/31/09	70,000	76,125
American Tower Corp., 9.375%, due 02/01/09	10,000	10,500
American Tower Corp., 7.125%, due 10/15/12	45,000	44,775
Centennial Cellular Corp., 10.125%, due 06/15/13	60,000	66,300
Crown Castle International Corp., Series B, 7.500%, due 12/01/13	65,000	71,338
Dobson Cellular Systems, Series 144A, 8.375%, due 11/01/11 #	15,000	15,300
Dobson Communications Corp., 8.875%, due 10/01/13	25,000	19,625
Iwo Escrow Co., Series 144A, 6.320%, Floating Rate, due 01/15/12 #	10,000	10,200
Nextel Communications, Inc., 5.950%, due 03/15/14	260,000	258,700
Nextel Communications, Inc., 7.375%, due 08/01/15	65,000	68,656
Rural Cellular Corp., 9.750%, due 01/15/10	35,000	32,025
Rural Cellular Corp., 9.875%, due 02/01/10	45,000	45,225
Ubiquitel Operating Co., 9.875%, due 03/01/11	55,000	60,638
U.S. Unwired, Inc., 10.000%, due 06/15/12	55,000	60,913
		840,320
Telecommunications - Wireline 0.69%
Time Warner Telecom, Inc., 10.125%, due 02/01/11	45,000	43,425
Time Warner Telecom, Inc., 9.250%, due 02/15/14	65,000	62,400
Time Warner Telecom Holdings, Inc., Series 144A, 9.250%, due 02/15/14 #	45,000	43,200
		149,025
Textiles & Apparel 0.63%
Interface, Inc., 10.375%, due 02/01/10	58,000	64,960
Levi Strauss & Co., 12.250%, due 12/15/12	65,000	70,850
		135,810
Tobacco 0.28%
Reynolds American, Inc., 7.250%, due 06/01/12	60,000	61,500

Transportation 0.31%
GulfMark Offshore, Inc., Series 144A, 7.750%, due 07/15/14 #	65,000	66,950

Utilities - Electric & Gas 7.55%
AES Corp., Series 144A, 8.750%, due 05/15/13 #	115,000	125,350
AES Corp., Series 144A, 9.000%, due 05/15/15 #	65,000	71,500
Allegheny Energy Supply Company, LLC, Series 144A, 8.250%, due 04/15/12 #	80,000	84,800
Calpine Corp., Series 144A, 8.750%, due 07/15/13 #	170,000	128,350
CenterPoint Energy, Inc., Series B, 7.250%, due 09/01/10	43,000	47,012
CMS Energy Corp., 8.500%, due 04/15/11	60,000	64,800
DPL, Inc., 6.875%, due 09/01/11	40,000	42,499
FirstEnergy Corp., Series B, 6.450%, due 11/15/11	96,000	101,284
FirstEnergy Corp., Series C, 7.375%, due 11/15/31	50,000	56,635
Midwest Generation, LLC, 8.750%, due 05/01/34	120,000	133,800
Mission Energy Holding Co., 13.500%, due 07/15/08	45,000	54,000
Nevada Power Co., 6.500%, due 04/15/12	15,000	15,488
Nevada Power Co., Series 144A, 5.875%, due 01/15/15 #	40,000	39,000
NorthWestern Corp., Series 144A, 5.875%, due 11/01/14 #	70,000	69,637
NRG Energy, Inc., Series 144A, 8.000%, due 12/15/13 #	124,000	131,130
PSE&G Power, LLC, 7.750%, due 04/15/11	105,000	119,597
Reliant Energy, Inc., 9.250%, due 07/15/10	70,000	74,900
Reliant Energy, Inc., 6.750%, due 12/15/14	30,000	27,975
Sierra Pacific Power Co., 6.250%, due 04/15/12	30,000	30,450
Sierra Pacific Resources, 8.625%, due 03/15/14	40,000	42,600
Texas Genco, LLC, Series 144A, 6.875%, due 12/15/14 #	65,000	65,163
TXU Corp., Series 144A, 5.550%, due 11/15/14 #	115,000	109,113
		1,635,083
Wholesale Distributor 0.46%
Buhrmann US, Inc., Series 144A, 7.875%, due 03/01/15 #	65,000	65,000
Remington Arms Company, Inc., 10.500%, due 02/01/11	35,000	34,475
		99,475

TOTAL CORPORATE BONDS (Cost $17,616,375)		17,842,698

FOREIGN BONDS 10.95%
Aerospace & Defense 0.18%
CHC Helicopter Corp., 7.375%, due 05/01/14	40,000	38,950

Broadcasting 0.52%
Innova, S de RL de CV, 9.375%, due 09/19/13	60,000	66,450
Rogers Cable, Inc., 8.750%, due 05/01/32	40,000	46,400
		112,850
Chemicals 0.94%
Nova Chemicals Corp., 6.500%, due 01/15/12	65,000	66,625
Rhodia, SA, 8.875%, due 06/01/11	140,000	136,150
		202,775
Diversified Operations 0.31%
Stena, AB, 9.625%, due 12/01/12	20,000	22,150
Stena, AB, 7.000%, due 12/01/16	48,000	44,400
		66,550
Electronic Components 0.27%
Flextronics International, Ltd., 6.500%, due 05/15/13	60,000	59,550

Financial Services 0.75%
BCP Caylux Holdings, Luxembourg, SCA, Series 144A, 9.625%, due 06/15/14 #	25,000	28,500
Bombardier Recreational Products, Inc., 8.375%, due 12/15/13	50,000	53,000
MDP Acquisitions, PLC, 9.625%, due 10/01/12	75,000	80,625
		162,125
Food Products 0.19%
United Biscuits Finance, PLC, 10.625%, due 04/15/11	30,000	40,551

Forest Products & Paper 1.84%
Abitibi-Consolidated, Inc., 8.550%, due 08/01/10	90,000	91,350
Abitibi-Consolidated, Inc., 7.750%, due 06/15/11	30,000	29,400
Corp Durango, SA de CV, 7.500%, Step-up, due 12/31/12	62,400	54,912
JSG Holding, PLC, Series 144A, 11.500%, due 10/01/15 #†	110,000	132,246
Norske Skog Canada, Ltd., Series D, 8.625%, due 06/15/11	55,000	56,925
Norske Skog Canada, Ltd., 7.375%, due 03/01/14	35,000	33,950
		398,783
Government Agency 0.80%
Federative Republic of Brazil, 8.000%, due 04/15/14	15,598	15,442
Federative Republic of Brazil, 8.875%, due 10/14/19	79,000	77,104
Republic of Panama, 9.375%, due 01/16/23	28,000	31,360
Republic of Panama, 9.375%, due 04/01/29	11,000	12,540
Russia, 12.750%, due 06/24/28	23,000	37,640
		174,086
Lodging 0.09%
Intrawest Corp., 7.500%, due 10/15/13	20,000	20,050

Manufacturing 0.85%
Invensys, PLC, Series 144A, 9.875%, due 03/15/11 #	40,000	40,700
Safilo Capital International, SA, Series 144A, 9.625%, due 05/15/13 #	110,000	144,577
		185,277
Mining & Metals - Ferrous & Nonferrous 0.34%
Russel Metals, Inc., 6.375%, due 03/01/14	75,000	72,750

Multimedia 0.61%
Lighthouse International Company, SA, Series 144A, 8.000%, due 04/30/14 #	100,000	131,271

Oil & Gas Producers 0.28%
Ocean Rig Norway, ASA, 10.250%, due 06/01/08	60,000	61,425

Oil & Gas Services & Equipment 0.26%
Petroleum Geo-Services, ASA, 10.000%, due 11/05/10	50,000	56,125

Packaging & Containers 0.51%
Crown Holdings, Inc., 10.875%, due 03/01/13	95,000	110,200

Pharmaceutical 0.05%
Elan Finance PLC, Series 144A, 7.750%, due 11/15/11 #	15,000	11,213

Publishing & Printing 0.10%
Hollinger, Inc., Series 144A, 12.875%, due 03/01/11 #	19,000	20,948

Railroad 0.26%
Grupo Transportacion Ferroviaria Mexicana, SA de CV, 12.500%, due 06/15/12	49,000	55,860

Telecommunications - Equipment & Services 0.15%
Nortel Networks Corp., 6.875%, due 09/01/23	35,000	32,375

Telecommunications - Integrated 0.67%
Eircom Funding, 8.250%, due 08/15/13	45,000	48,938
Intelsat Bermuda, Ltd., Series 144A, 8.625%, due 01/15/15 #	70,000	71,400
Intelsat, Ltd., 6.500%, due 11/01/13	30,000	24,075
		144,413
Telecommunications - Wireless 0.44%
Rogers Wireless Communications, Inc., 6.375%, due 03/01/14	35,000	33,950
Rogers Wireless Communications, Inc., 7.500%, due 03/15/15	60,000	61,950
		95,900
Telecommunications - Wireline 0.00%
Esprit Telecom Group, PLC, 10.875%, due 06/15/08 §†	15,000	0

Utilities - Electric & Gas 0.54%
Calpine Canada Energy Finance, 8.500%, due 05/01/08	55,000	39,050
Empresa Nacional de Electricidad, SA (Endesa-Chile), 8.350%, due 08/01/13	70,000	78,471
		117,521

TOTAL FOREIGN BONDS (Cost $2,345,283)		2,371,548

SHORT-TERM INVESTMENTS 3.42%
Agricultural Operations 3.42%
Cargill, Inc., Series 144A, 2.820%, due 04/01/05 #	740,000	740,000

TOTAL SHORT-TERM INVESTMENTS (Cost $740,000)		740,000

TOTAL INVESTMENTS (Cost $20,995,538)	98.09%	21,239,431
OTHER ASSETS, LESS LIABILITIES	1.91%	413,592

TOTAL NET ASSETS	100.00%	$21,653,023

LEGEND
* Non-income producing security.
# Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers.
† Fair Valued Security
‡ Illiquid Security
§ Security has defaulted on principal and/or interest payments or has filed under bankruptcy laws. Market value at March 31, 2005 of these securities was $156,650.
PLC - Public Limited Company
Step-up - Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date.
The rate shown is the rate as of March 31, 2005.

See notes to schedule of investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JEFFERSON PILOT VARIABLE FUND, INC.
BALANCED PORTFOLIO
MARCH 31, 2005

	Shares	Market Value
COMMON STOCK 67.66%
Aerospace & Defense 1.48%
General Dynamics Corp.	6,300	$674,415
United Technologies Corp.	3,600	365,976
		1,040,391
Appliances 0.76%
Whirlpool Corp.	7,900	535,067

Banking 5.23%
Bank of America Corp.	23,910	1,054,431
Citigroup, Inc.	31,686	1,423,969
JPMorgan Chase & Co.	12,372	428,071
State Street Corp.	9,400	410,968
Zions Bancorporation	5,400	372,708
		3,690,147
Beverages 1.28%
Coca-Cola Co., The	12,700	529,209
Coca-Cola Enterprises, Inc.	18,100	371,412
		900,621
Broadcasting 0.89%
Comcast Corp. *	18,600	628,308

Chemicals 2.52%
E.I. du Pont de Nemours & Co.	23,900	1,224,636
Rohm & Haas Co.	11,500	552,000
		1,776,636
Computer Equipment & Services 1.53%
Hewlett-Packard Co.	1,800	39,492
International Business Machines Corp.	11,385	1,040,361
		1,079,853
Computer Software 0.81%
Microsoft Corp.	23,625	571,016

Cosmetics & Personal Care 1.33%
Colgate-Palmolive Co.	7,400	386,058
Kimberly-Clark Corp.	8,400	552,132
		938,190
Diversified Operations 0.93%
General Electric Co.	18,200	656,292

Electrical Equipment 0.53%
Emerson Electric Co.	5,800	376,594

Electronics 0.17%
Sony Corp., ADR	3,000	120,060

Electronics - Semiconductors 1.45%
Motorola, Inc.	35,275	528,067
Texas Instruments, Inc.	19,375	493,869
		1,021,936
Environmental Controls 1.00%
Waste Management, Inc.	24,410	704,229

Financial Services 2.54%
Franklin Resources, Inc.	2,800	192,220
MBNA Corp.	15,400	378,070
Merrill Lynch & Company, Inc.	8,500	481,100
Prudential Financial, Inc.	4,000	229,600
Synovus Financial Corp.	18,400	512,624
		1,793,614
Food Products 0.72%
General Mills, Inc.	7,800	383,370
Tyson Foods, Inc.	7,600	126,768
		510,138
Food Service & Restaurants 1.23%
McDonald's Corp.	23,100	719,334
Yum! Brands, Inc.	2,868	148,591
		867,925
Forest Products & Paper 2.29%
International Paper Co.	11,800	434,122
Weyerhaeuser Co.	17,200	1,178,200
		1,612,322
Government Agency 0.70%
Freddie Mac	7,800	492,960

Household Products 0.83%
Procter & Gamble Co., The	11,000	583,000

Insurance 3.46%
Ace, Ltd.	17,400	718,098
American International Group, Inc.	10,200	565,182
Hartford Financial Services Group, Inc., The	13,300	911,848
Marsh & McLennan Companies, Inc.	8,100	246,402
		2,441,530
Machinery 1.27%
Caterpillar, Inc.	4,600	420,624
Deere & Co.	7,100	476,623
		897,247
Manufacturing 0.90%
Parker-Hannifin Corp.	10,400	633,568

Medical Products 0.47%
Baxter International, Inc.	9,700	329,606

Mining & Metals - Ferrous & Nonferrous 1.84%
Alcoa, Inc.	22,300	677,697
Rio Tinto, PLC, ADR	4,800	622,800
		1,300,497
Mining & Metals - Precious 0.41%
Cameco Corp.	6,600	291,984

Multimedia 2.00%
Gannett Company, Inc.	6,690	529,045
Time Warner, Inc. *	31,545	553,615
Viacom, Inc., Class B	9,500	330,885
		1,413,545
Office Equipment 1.33%
Avery Dennison Corp.	8,500	526,405
Pitney Bowes, Inc.	9,100	410,592
		936,997
Oil & Gas - Distribution & Marketing 0.80%
Burlington Resources, Inc.	11,200	560,784

Oil & Gas - Integrated 9.25%
BP Amoco, PLC, ADR	17,660	1,101,984
ChevronTexaco Corp.	20,900	1,218,679
EnCana Corp.	16,289	1,147,071
Exxon Mobil Corp.	34,425	2,051,731
Total, SA, ADR	8,600	1,008,178
		6,527,643
Oil & Gas Services & Equipment 0.72%
Schlumberger, Ltd.	7,200	507,456

Pharmaceutical 4.84%
Abbott Laboratories	22,500	1,048,950
Eli Lilly & Co.	10,000	521,000
Novartis, AG, ADR *	7,000	327,460
Pfizer, Inc.	13,595	357,141
Schering-Plough Corp.	36,700	666,105
Wyeth	11,700	493,506
		3,414,162
Retail Stores 1.13%
Family Dollar Stores, Inc.	13,600	412,896
TJX Companies, Inc., The	15,700	386,691
		799,587
Telecommunications - Integrated 2.89%
SBC Communications, Inc.	32,600	772,294
Sprint Corp.	14,900	338,975
Verizon Communications, Inc.	26,100	926,550
		2,037,819
Tobacco 1.21%
Altria Group, Inc.	13,100	856,609

Transportation 3.47%
Canadian National Railway Co.	9,647	610,752
CSX Corp.	18,600	774,690
Union Pacific Corp.	15,200	1,059,440
		2,444,882
Utilities - Electric & Gas 3.45%
Dominion Resources, Inc.	3,800	282,834
Exelon Corp.	20,300	931,567
Pinnacle West Capital Corp.	10,100	429,351
PPL Corp.	6,800	367,132
Progress Energy, Inc.	10,000	419,500
		2,430,384

TOTAL COMMON STOCK (Cost $43,276,622)		47,723,599

	Principal Value
CORPORATE BONDS 12.98%
Aerospace & Defense 0.07%
Raytheon Co., 5.375%, due 04/01/13	$50,000	50,730

Agricultural Operations 0.08%
Monsanto Co., 7.375%, due 08/15/12	50,000	57,587

Asset-Backed Securities 1.89%
Capital Auto Receivables Asset Trust, Series 2003-1, Class A4A,
3.100%, due 06/15/10	200,000	195,836
Capital One Master Trust, Series 2001-8A, Class A, 4.600%, due 08/17/09	200,000	201,482
Fleet Credit Card Master Trust II, Series 2003-A, Class A, 2.400%, due 07/15/08	200,000	198,005
Nomura Asset Securities Corp., Series 1998-D6, Class A1B, 6.590%, due 03/15/30	210,000	222,449
Onyx Acceptance Auto Trust, Series 2003-C, Class A4, 2.660%, due 05/17/10	200,000	195,162
Residential Asset Securities Corp., Series 2004-KS3, Class AI2, 2.170%, due 11/25/24	125,000	122,947
USAA Auto Owner Trust, Series 2004-1, Class A3, 2.060%, due 04/15/08	200,000	196,700
		1,332,581
Automotive Parts & Equipment 0.46%
Lear Corp., Series B, 7.960%, due 05/15/05	320,000	321,506

Banking 1.21%
Bank of America Corp., 4.750%, due 08/15/13	100,000	98,102
Citigroup, Inc., 5.000%, due 09/15/14	112,000	109,959
Citigroup, Inc., 6.625%, due 06/15/32	121,000	134,920
Citigroup, Inc., 5.850%, due 12/11/34	50,000	50,918
Credit Suisse First Boston USA, Inc., 3.875%, due 01/15/09	170,000	165,393
JPMorgan Chase & Co., 6.750%, due 02/01/11	75,000	82,112
Mellon Funding Corp., 5.000%, due 12/01/14	75,000	74,390
U.S. Bancorp, 5.700%, due 12/15/08	60,000	62,214
Wachovia Corp., 5.250%, due 08/01/14	75,000	75,214
		853,222
Beverages 0.51%
Anheuser-Busch Companies, Inc., 6.000%, due 04/15/11	64,000	68,173
Coca-Cola Enterprises, Inc., 5.375%, due 08/15/06	50,000	50,821
Coca-Cola Enterprises, Inc., 6.125%, due 08/15/11	92,000	98,713
Miller Brewing Co., Series 144A, 5.500%, due 08/15/13 #	75,000	76,250
Pepsi Bottling Holdings, Inc., Series 144A, 5.625%, due 02/17/09 #	65,000	67,651
		361,608
Broadcasting 0.46%
Clear Channel Communications, Inc., 4.625%, due 01/15/08	96,000	94,897
Comcast Cable Communications, Inc., 6.750%, due 01/30/11	52,000	56,171
EchoStar DBS Corp., 5.750%, due 10/01/08	173,000	170,405
		321,473
Building Construction 0.07%
Pulte Homes, Inc., 6.250%, due 02/15/13	50,000	51,552

Collateralized Mortgage Obligation 2.76%
Aire Valley Mortgages, Series 144A, Series 2004-1A, Class 2A3, 2.690%,
Floating Rate, due 09/20/34 #†	100,000	100,295
Bank of America Mortgage Securities, Series 2005-A, Class 2A2,
4.494%, due 02/25/35 †	163,697	163,751
Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-PWR6,
Class A6, 4.825%, due 11/11/41	150,000	147,225
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A2,
6.390%, due 11/18/30	200,000	211,368
CS First Boston Mortgage Securities Corp., Series 2003-C3, Class A5,
3.936%, due 05/15/38	200,000	185,980
Everest RE Holdings, 5.400%, due 10/15/14	25,000	24,630
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A7,
5.317%, due 06/10/36	200,000	203,476
GS Mortgage Securities Corporation II, Series 2004-GG2, Class A6,
5.396%, due 08/10/38	150,000	153,348
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A4, 6.462%, due 03/15/31	140,000	152,973
Morgan Stanley Capital I, Series 1999-WF1, Class A2, 6.210%, due 11/15/31	125,000	131,321
National RMBS Trust, Series 2004-1, Class A1, 2.053%, Floating Rate, due 03/20/34 †	104,474	104,474
Prudential Commercial Mortgage Trust, Series 2003-PWR1, Class A2,
4.490%, due 02/11/36	200,000	193,327
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR1,
Class 1A1, 4.571%, due 02/25/35 †	172,490	172,762
		1,944,930
Computer Equipment & Services 0.14%
Hewlett-Packard Co., 3.625%, due 03/15/08	99,000	97,066

Financial Services 1.56%
Countrywide Home Loans, Inc., 2.875%, due 02/15/07	180,000	175,315
Devon Financing Corp., 6.875%, due 09/30/11	50,000	55,051
Ford Motor Credit Co., 7.000%, due 10/01/13	170,000	164,682
General Electric Capital Corp., 2.850%, due 01/30/06	150,000	148,926
General Motors Acceptance Corp., MTN, 4.375%, due 12/10/07	166,000	152,677
General Motors Acceptance Corp., 6.875%, due 08/28/12	148,000	131,867
Merrill Lynch & Company, Inc., 6.000%, due 02/17/09	75,000	78,451
Morgan Stanley, 4.750%, due 04/01/14	125,000	119,015
Prudential Financial, Inc., 4.500%, due 07/15/13	75,000	71,623
		1,097,607
Food Products 0.23%
American Stores Co., 8.000%, due 06/01/26	45,000	52,236
Kellogg Co., Series B, 7.450%, due 04/01/31	46,000	57,063
Kraft Foods, Inc., 6.250%, due 06/01/12	50,000	53,751
		163,050
Food Service & Restaurants 0.09%
Yum! Brands, Inc., 8.875%, due 04/15/11	50,000	59,909

Forest Products & Paper 0.12%
Weyerhaeuser Co., 7.375%, due 03/15/32	75,000	87,683

Healthcare 0.07%
UnitedHealth Group, Inc., 5.200%, due 01/17/07	50,000	50,868

Insurance 0.85%
Ace INA Holdings, Inc., 5.875%, due 06/15/14	75,000	76,327
American International Group, Inc., SunAmerica Global Financing IX,
Series 144A, 5.100%, due 01/17/07 #	130,000	132,027
Berkshire Hathaway, Inc., 3.375%, due 10/15/08	95,000	91,823
Hartford Financial Services Group, Inc., The, 4.750%, due 03/01/14	75,000	71,969
Marsh & McLennan Companies, Inc., 5.375%, due 03/15/07	105,000	106,652
St. Paul Travelers Companies, Inc., The, 8.125%, due 04/15/10	75,000	85,365
XL Capital, Ltd., 5.250%, due 09/15/14	35,000	34,538
		598,701
Motor Vehicle Manufacturing 0.12%
DaimlerChrysler North America Holding Corp., 8.000%, due 06/15/10	75,000	83,383

Multimedia 0.38%
News America, Inc., 7.625%, due 11/30/28	50,000	57,587
Time Warner, Inc., 7.700%, due 05/01/32	179,000	212,508
		270,095
Oil & Gas - Distribution & Marketing 0.07%
Kinder Morgan Energy Partners, LP, 5.000%, due 12/15/13	50,000	48,690

Oil & Gas - Integrated 0.12%
Pemex Project Funding Master Trust, 9.125%, due 10/13/10	75,000	86,625

Oil & Gas Services & Equipment 0.07%
Halliburton Co., 5.500%, due 10/15/10	50,000	51,442

Packaging & Containers 0.08%
Sealed Air Corp., Series 144A, 6.875%, due 07/15/33 #	50,000	54,186

Retail Stores 0.44%
Federated Department Stores, Inc., 6.900%, due 04/01/29	50,000	53,557
Fred Meyer, Inc., 7.450%, due 03/01/08	43,000	46,081
Staples, Inc., 7.125%, due 08/15/07	10,000	10,630
Staples, Inc., 7.375%, due 10/01/12	40,000	45,564
Target Corp., 5.500%, due 04/01/07	70,000	71,651
Wal-Mart Stores, Inc., 6.875%, due 08/10/09	75,000	81,705
		309,188
Telecommunications - Integrated 0.40%
BellSouth Corp., 4.750%, due 11/15/12	65,000	63,472
MCI, Inc., 5.908%, due 05/01/07	66,000	67,155
MCI, Inc., 7.735%, due 05/01/14	2,000	2,200
SBC Communications, Inc., 5.100%, due 09/15/14	15,000	14,620
Sprint Capital Corp., 8.375%, due 03/15/12	50,000	58,435
Verizon Maryland, Inc., 5.125%, due 06/15/33	92,000	79,262
		285,144
Telecommunications - Wireless 0.11%
AT&T Wireless Services, Inc., 7.500%, due 05/01/07	76,000	80,811

Textiles & Apparel 0.06%
Mohawk Industries, Inc., 7.200%, due 04/15/12	40,000	44,541

Transportation 0.07%
CSX Corp., 5.300%, due 02/15/14	50,000	50,137

Utilities - Electric & Gas 0.49%
American Electric Power Co., 5.375%, due 03/15/10	33,000	33,686
Duke Energy Corp., 4.200%, due 10/01/08	75,000	74,088
MidAmerican Energy Holdings Co., 3.500%, due 05/15/08	91,000	87,791
PG&E Corp., 2.720%, due 04/03/06	13,000	13,034
PG&E Corp., 4.200%, due 03/01/11	56,000	53,956
PG&E Corp., 6.050%, due 03/01/34	24,000	24,644
TXU Energy Co., 7.000%, due 03/15/13	50,000	54,719
		341,918

TOTAL CORPORATE BONDS (Cost $9,216,964)		9,156,233

FOREIGN BONDS 0.99%
Banking 0.11%
HBOS, PLC, Series 144A, 6.000%, due 11/01/33 #	75,000	78,521

Broadcasting 0.30%
British Sky Broadcasting Group, PLC, 6.875%, due 02/23/09	198,000	212,414

Collateralized Mortgage Obligation 0.08%
Permanent Financing, PLC, 2.810%, Floating Rate, due 06/10/42 †	55,000	54,997

Financial Services 0.22%
Deutsche Telekom International Finance, BV, 3.875%, due 07/22/08	156,000	152,913

Foreign Government 0.02%
Republic of South Africa, 6.500%, due 06/02/14	15,000	15,750

Manufacturing 0.10%
Tyco International Group, SA, 6.000%, due 11/15/13	70,000	73,496

Telecommunications - Integrated 0.04%
Telecom Italia Capital, Series 144A, 6.000%, due 09/30/34 #	25,000	24,208

Telecommunications - Wireline 0.12%
France Telecom, SA, 8.750%, Step-up, due 03/01/11	75,000	85,818

TOTAL FOREIGN BONDS (Cost $697,339)		698,117

GOVERNMENT & AGENCY OBLIGATIONS 17.28%
Government Agency 0.38%
Fannie Mae, 5.000%, due 01/15/07	225,000	229,082
Freddie Mac, 5.750%, due 03/15/09	36,000	37,783
		266,865
Mortgage-Backed Securities 12.43%
Fannie Mae, Pool #545322, 6.009%, due 11/01/11	145,403	154,535
Fannie Mae, Pool #545316, 5.636%, due 12/01/11	192,170	199,825
Fannie Mae, Pool #254274, 6.000%, due 03/01/12	189,347	196,758
Fannie Mae, Pool #725217, 4.760%, due 02/01/14	393,722	390,734
Fannie Mae, Pool #725457, 4.652%, due 04/01/14	444,928	437,633
Fannie Mae, Pool #529245, 6.500%, due 09/01/14	148,043	154,695
Fannie Mae, Pool #555534, 6.500%, due 04/01/18	187,934	196,304
Fannie Mae, Pool #764283, 5.000%, due 01/01/19	464,840	465,258
Fannie Mae, Pool #765508, 5.500%, due 01/01/19	505,296	515,503
Fannie Mae, Pool #772424, 5.000%, due 01/01/19	408,928	409,150
Fannie Mae, Pool #742281, 5.000%, due 03/01/19	64,930	64,928
Fannie Mae, Pool #773873, 5.000%, due 04/01/19	460,429	460,414
Fannie Mae, Pool #751999, 5.000%, due 06/01/19	53,724	53,723
Fannie Mae, Pool #779013, 5.000%, due 06/01/19	406,467	406,454
Fannie Mae, Pool #780310, 5.000%, due 06/01/19	416,703	416,689
Fannie Mae, Pool #782586, 5.000%, due 06/01/19	363,084	363,072
Fannie Mae, Pool #772244, 5.500%, due 07/01/19	220,291	224,651
Fannie Mae, Pool #725205, 5.000%, due 03/01/34	714,964	701,022
Fannie Mae, Pool #782685, 5.500%, due 06/01/34	471,079	472,084
Fannie Mae, Pool #799334, 5.500%, due 12/01/34	199,190	199,615
Freddie Mac, PC Gold, Pool #G10688, 6.000%, due 08/01/11	260,000	268,070
Freddie Mac, PC Gold, Pool #G18010, 5.500%, due 09/01/19	467,575	477,472
Government National Mortgage Association, Pool #525586, 7.500%, due 02/15/30	148,172	158,944
Government National Mortgage Association, Pool #570465, 6.500%, due 11/15/31	246,915	258,203
Government National Mortgage Association, Pool #781431, 7.000%, due 04/15/32	294,244	311,111
Government National Mortgage Association, Pool #564798, 6.000%, due 03/15/34	161,047	165,574
Government National Mortgage Association, Pool #605431, 5.500%, due 05/15/34	209,209	211,300
Government National Mortgage Association, Pool #781856, 6.000%, due 01/15/35	421,690	434,145
		8,767,866
U.S. Treasury Bills, Bonds, and Notes 4.47%
U.S. Treasury Note, 1.625%, due 10/31/05	700,000	693,793
U.S. Treasury Note, 6.000%, due 08/15/09	314,000	337,427
U.S. Treasury Inflation- Indexed Note, 4.250%, due 01/15/10	425,021	483,822
U.S. Treasury Inflation- Indexed Note, 1.875%, due 07/15/13	197,266	200,705
U.S. Treasury Bond, 7.250%, due 08/15/22	555,000	709,468
U.S. Treasury Bond, 6.250%, due 08/15/23	627,000	730,039
		3,155,254

TOTAL GOVERNMENT & AGENCY OBLIGATIONS (Cost $12,187,185)		12,189,985

TOTAL INVESTMENTS (Cost $65,378,110)	98.91%	69,767,934
OTHER ASSETS, LESS LIABILITIES	1.09%	770,057

TOTAL NET ASSETS	100.00%	$70,537,991

LEGEND
* Non-income producing security.
# Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers.
† Fair Valued Security
ADR - American Depositary Receipt
MTN - Medium Term Note
PLC - Public Limited Company
Step-up - Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date.
The rate shown is the rate as of March 31, 2005.

See notes to schedule of investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JEFFERSON PILOT VARIABLE FUND, INC.
MONEY MARKET PORTFOLIO
MARCH 31, 2005

	Principal Value	Market Value

CERTIFICATES OF DEPOSIT 3.67%
Credit Suisse First Boston, 2.790%, due 05/09/05	$2,300,000	$2,300,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $2,300,000)		2,300,000

COMMERCIAL PAPER 49.04%
Banking 7.50%
Bank of America Corp., 2.620%, due 04/11/05	1,000,000	999,272
Bank of America Corp., 2.810%, due 05/09/05	1,345,000	1,341,010
Citigroup Global Markets Holdings, Inc., 2.550%, due 04/01/05	2,355,000	2,355,000
		4,695,282
Beverages 3.79%
Coca Cola Co., The, 2.540%, due 04/04/05	2,375,000	2,374,497

Financial Services 18.87%
American Express Credit Corp., 2.660%, due 04/25/05	2,335,000	2,330,859
American General Finance Corp., 2.930%, due 05/31/05	2,500,000	2,487,768
General Electric Capital Corp., 2.600%, due 04/11/05	400,000	399,711
General Electric Capital Corp., 2.750%, due 05/18/05	1,940,000	1,933,035
Metlife Funding, Inc., 2.640%, due 05/02/05	2,330,000	2,324,703
Morgan Stanley, 2.690%, due 04/08/05	2,340,000	2,338,776
		11,814,852
Household Products 3.74%
Procter & Gamble Co., The, Series 144A, 2.630%, due 04/08/05 #	2,339,000	2,337,804

Oil & Gas - Distribution & Marketing 3.74%
Equitable Resources, Inc., Series 144A, 2.630%, due 04/05/05 #	2,339,000	2,338,317

Pharmaceutical 3.80%
Pfizer, Inc., Series 144A, 2.840%, due 05/20/05 #	2,386,000	2,376,777

Telecommunications - Integrated 7.60%
Bellsouth Corp., Series 144A, 2.610%, due 04/01/05 #	2,334,000	2,334,000
SBC Communications, Inc., Series 144A, 2.780%, due 04/27/05 #	2,000,000	1,996,241
SBC Communications, Inc., Series 144A, 2.930%, due 05/23/05 #	430,000	428,180
		4,758,421

TOTAL COMMERCIAL PAPER (Cost $30,695,974)		30,695,950

U.S. GOVERNMENT AGENCY OBLIGATIONS 47.33%
Fannie Mae, 2.740%, due 05/18/05	2,000,000	1,992,845
Fannie Mae, Benchmark Bill, 2.515%, due 04/13/05	3,000,000	2,997,513
Fannie Mae, Benchmark Bill, 2.465%, due 04/20/05	2,500,000	2,496,748
Federal Home Loan Bank, 2.400%, due 04/01/05	13,719,000	13,719,000
Freddie Mac, Reference Bill, 2.520%, due 04/12/05	3,000,000	2,997,690
Freddie Mac, Reference Bill, 2.450%, due 04/26/05	2,450,000	2,445,832
Freddie Mac, Reference Bill, 2.960%, due 06/28/05	3,000,000	2,979,099
		29,628,727

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $29,627,921)		29,628,727

TOTAL INVESTMENTS (Cost $62,623,895)	100.04%	62,624,677
OTHER ASSETS, LESS LIABILITIES	(0.04%)	(23,613)

TOTAL NET ASSETS	100.00%	$62,601,064

LEGEND
# Commercial paper exempt from registration under Section 4(2) and Rule 144A of the Securities Act of 1933 and may
be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".

See notes to schedule of investments.

JEFFERSON PILOT VARIABLE FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS
FOR THE THREE MONTHS ENDED MARCH 31, 2005 (UNAUDITED)

ORGANIZATION

Jefferson Pilot Variable Fund, Inc. (the "Company") is a diversified open-end series management investment company registered under the Investment Company Act of 1940, as amended. The Company was incorporated under the laws of the State of Maryland on October 19, 1984 for the purpose of funding flexible premium variable life insurance policies and variable annuity contracts issued by Jefferson Pilot Financial Insurance Company and its affiliates. The Company is composed of fourteen separate portfolios (the "Portfolios"): the Capital Growth Portfolio, the Growth Portfolio, the Strategic Growth Portfolio, the S&P 500 Index Portfolio, the Value Portfolio, the Mid-Cap Growth Portfolio, the Mid-Cap Value Portfolio, the Small Company Portfolio, the Small-Cap Value Portfolio, the International Equity Portfolio, the World Growth Stock Portfolio, the High Yield Bond Portfolio, the Balanced Portfolio, and the Money Market Portfolio.

SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The following summarizes the significant accounting policies of the Company:

Valuation of Investments: Investment securities are valued at the closing sales price on the exchange on which such securities are principally traded; securities traded in the over-the-counter market and securities traded on a national exchange for which no sales took place on the day of valuation are valued at the bid price at the close of trading. Quotations for foreign securities are in United States dollars and, accordingly, unrealized gains and losses on these securities reflect all foreign exchange fluctuations. Securities for which current market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. The aggregate fair value of these securities at March 31, 2005 was $118,134 held by the Mid-Cap Value Portfolio, $132,246 held by the High Yield Bond Portfolio and $596,279 held by the Balanced Portfolio. Short-term debt instruments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

Occasionally, a significant event may occur after the closing price of a foreign security is determined, but before the close of business on the NYSE. If such an event is expected to materially affect the value of the security, the foreign security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Investment Security Transactions: Investment security transactions are recorded as of the trade date; the date the order to buy or sell is executed. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Fannie Mae, Federal Agricultural Mortgage Corp., Federal Home Loan Bank and Freddie Mac, although chartered and sponsored by Congress, are not funded by congressional appropriations and securities issued by them are neither guaranteed nor insured by the U.S. government.

Security Lending: The S&P 500 Index Portfolio has entered into a Securities Lending Agreement (the “Agreement”) with Citibank, N.A. (the “Agent”). Under the terms of the Agreement, the S&P 500 Index Portfolio may lend portfolio securities to certain qualified institutions (the “Borrower”) approved by the Board of Directors of the Fund in order to earn additional income. The Agreement requires that loans are to be collateralized at all times by cash or government and agency securities in an amount at least equal to 102% of the market value of the securities loaned. The market value of the loaned securities is determined at the close of business each day and any additional required collateral is delivered to the Agent on the next business day. At March 31, 2005, the S&P 500 Index Portfolio had securities valued at $14,581,028 on loan and cash collateral of $15,127,145 was invested in a Repurchase Agreement.

The primary risk associated with securities lending is if the Borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The Portfolio could experience delays and costs in recovering securities loaned or in gaining access to the collateral. The Agent provides the Portfolio with indemnification against Borrower default. A portion of the income generated upon investment of the collateral is remitted to the Borrower and the remainder is allocated between the Portfolio and the Agent. Income earned from securities lending is reflected on the Statement of Operations as investment income. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Repurchase agreements involve certain risks not associated with direct investment in securities, including the risk that the original seller will default on its obligations to repurchase, as a result of bankruptcy or otherwise. If the seller defaults or becomes insolvent, a Portfolio could realize delays, costs or a loss in asserting its rights to the collateral in satisfaction of the seller’s repurchase agreement.

INVESTMENTS

Net realized gains and losses on investment securities sold are determined by using the first-in, first-out method.

At March 31, 2005, gross unrealized gains and losses were as follows:
	Gains	Losses	Net
Capital Growth	10,623,902	9,194,126	1,429,776
Growth	4,888,295	684,678	4,203,617
Strategic Growth	13,312,693	2,291,911	11,020,782
S&P 500 Index	42,446,751	60,617,998	(18,171,247)
Value	17,937,976	1,383,382	16,554,594
Mid-Cap Growth	3,727,582	436,325	3,291,257
Mid-Cap Value	7,026,742	1,402,832	5,623,910
Small Company	7,271,024	2,127,526	5,143,498
Small-Cap Value	9,547,070	837,222	8,709,848
International Equity	3,158,085	823,244	2,334,841
World Growth Stock	29,246,253	5,898,338	23,347,915
High Yield Bond	642,671	398,778	243,893
Balanced	5,627,946	1,238,122	4,389,824
Money Market	806	24	782

CONCENTRATION OF CREDIT RISK

The International Equity and World Growth Stock Portfolios invest in securities of non-U.S. issuers. Although the Portfolios maintain diversified investment portfolios, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At March 31, 2005, investment allocation by industry for the International Equity Portfolio was as follows:

Banking	16.89%
Oil & Gas - Integrated	7.86%
Pharmaceutical	7.62%
Entertainment & Leisure	5.84%
Financial Services	5.75%
Real Estate	4.93%
Lodging	4.92%
Beverages	3.75%
Building Construction	3.56%
Retail Stores	3.38%
Chemicals	3.33%
Insurance	3.18%
Telecommunications - Wireless	2.83%
Electronic Components	2.72%
Telecommunications - Equipment & Services	2.59%
Transportation	2.58%
Oil & Gas Producers	2.13%
Broadcasting	1.94%
Electronics - Semiconductors	1.58%
Advertising	1.57%
Automotive Sales & Services	1.47%
Electronics	1.45%
Household Products	1.21%
Utilities - Electric & Gas	1.15%
Office Equipment	1.11%
Computer Software	1.00%
Mining & Metals - Ferrous & Nonferrous	1.00%
Telecommunications - Integrated	0.98%
Cosmetics & Personal Care	0.70%
99.02%

At March 31, 2005, the investment allocation by industry for the World Growth Stock Portfolio was as follows:

Banking	10.37%
Pharmaceutical	8.72%
Insurance	6.96%
Telecommunications - Integrated	6.59%
Oil & Gas - Integrated	5.79%
Electronics	4.55%
Chemicals	3.77%
Utilities - Electric & Gas	3.71%
Forest Products & Paper	2.85%
Aerospace & Defense	2.72%
Broadcasting	2.59%
Publishing & Printing	2.50%
Financial Services	2.47%
Telecommunications - Wireless	2.33%
Food Products	1.97%
Retail Stores	1.91%
Diversified Operations	1.83%
Electronic Components	1.83%
Motor Vehicle Manufacturing	1.77%
Mining & Metals - Ferrous & Nonferrous	1.65%
Telecommunications - Wireline	1.56%
Computer Software	1.45%
Delivery & Freight Services	1.37%
Machinery	1.21%
Toys	1.18%
Computer Equipment & Services	1.13%
Beverages	1.11%
Security Systems	1.10%
Manufacturing	1.08%
Lodging	0.85%
Automotive Parts & Equipment	0.80%
Commercial Services	0.79%
Food Service & Restaurants	0.77%
Healthcare	0.76%
Railroad	0.73%
Computer Information & Technology	0.67%
Mining & Metals - Precious	0.55%
Real Estate	0.52%
Medical - Biotechnology	0.49%
Multimedia	0.42%
Investment Companies	0.34%
95.76%

ILLIQUID AND RESTRICTED SECURITIES

All of the Portfolios may to some extent purchase certain restricted securities and limited amounts of illiquid securities. The Portfolios may invest in securities exempt from registration under Rule 144A of the Securities Act of 1933 which are restricted from sale to the public and may only be sold to a qualified institutional buyer. The Portfolios do not have the right to demand that such securities be registered. The Portfolios may also invest in securities exempt from registration under Section 4(2) of the Securities Act of 1933 which exempts from registration transactions by an issuer not involving any public offering. The value of these securities is determined by valuations supplied by a pricing service or, if not available, in good faith by or at the direction of the Board of Directors. At March 31, 2005, the International Equity Portfolio held $1,121,020 or 2.89% of net assets, the World Growth Stock Portfolio held $196,192 or 0.16% of net assets, the High Yield Bond Portfolio held $5,250,461 or 24.25% of net assets and the Balanced Portfolio held $533,138 or 0.76% of net assets in securities exempt from registration under Rule 144A of the Securities Act of 1933. At March 31, 2005 the Money Market Portfolio held $11,811,319 or 18.87% of net assets in commercial paper exempt from registration under both Rule 144A and Section 4(2) of the Securities Act of 1933.

At March 31, 2005, the Mid-Cap Value Portfolio held $118,134 or 0.28% of net assets in illiquid securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities, 6400 shares of TRW Automotive Holdings Corp., were acquired on March 8, 2005 in a private placement directly from the company at a cost of $125,760. At March 31, 2005, the High Yield Bond Portfolio held $381,769 or 1.76% of net assets in illiquid securities under the Rule 144A exemption. Illiquid investments may include restricted securities, repurchase agreements that mature in more than seven days or that have a notice or demand feature more than seven days, certain over-the-counter option contracts and participation interests in loans. Because illiquid securities trade less frequently and in smaller volume than liquid securities, the Portfolios may experience difficulty in closing out positions at prevailing market prices.

Item 2. Controls and Procedures

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Jefferson Pilot Variable Fund, Inc.

By:    /s/ Ronald R. Angarella

 Ronald R. Angarella, President

Date:    05/20/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated

Jefferson Pilot Variable Fund, Inc.

By:    /s/ Ronald R. Angarella

 Ronald R. Angarella, President

Date:    05/20/05

Jefferson Pilot Variable Fund, Inc.

By:    /s/ John A. Weston

 John A. Weston, Treasurer

Date:    05/20/05